As filed with the Securities and Exchange Commission on December 31, 2001


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 106


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 108


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900


                                 Leslie K. Klenk
                       Forum Administrative Services, LLC

                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X]     immediately  upon  filing  pursuant  to Rule 485,  paragraph  (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund..


FORUM                                                       PROSPECTUS
FUNDS                                                       INSTITUTIONAL SHARES


FOUR MONEY MARKET  FUNDS THAT                             JANUARY 1, 2002
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.                     DAILY ASSETS TREASURY OBLIGATIONS FUND


The  Securities  and Exchange                         DAILY ASSETS GOVERNMENT FUND
Commission  has not approved or
disapproved  the Funds' shares
or determined whether this                            DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Prospectus is accurate or complete.
Any representation to the contrary
is a criminal offense.                                DAILY ASSETS CASH FUND



                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


SUMMARY                                                               2


PERFORMANCE                                                           4

FEE TABLES                                                            5

MANAGEMENT                                                            6

YOUR ACCOUNT                                                          7

      How to Contact the Funds                                        7

      General Information                                             7

      Buying Shares                                                   8

      Selling Shares                                                  9

      Exchange Privileges                                            10

OTHER INFORMATION                                                    11

FINANCIAL HIGHLIGHTS                                                 12

FORUM FUNDS
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SUMMARY

[Margin callout:

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY
means a high credit quality, short-term, U.S.dollar denominated debt security.

TREASURY  SECURITY
means a that is issued or guaranteed by the U.S.Treasury.

GOVERNMENT SECURITY
means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]



This Prospectus offers Institutional Shares of four money market funds - Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"). Institutional Shares are designed for institutional investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent security consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies.



Each Portfolio:
     o  Invests in a diversified portfolio of Money Market Securities
     o Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:


     FUND/PORTFOLIO                           PRIMARY INVESTMENTS


Daily Assets Treasury Obligations            At least 80% of net assets invested in Treasury Securities and
Fund/Treasury Cash Portfolio                 Repurchase Agreements backed by Treasury Securities

Daily Assets Government                      At least 80% of net assets invested in Government Securities that
Fund/Government Portfolio                    generally are exempt from state and local income taxes

Daily Assets Government Obligations          At least 80% of net assets invested in Government Securities and
Fund/Government Cash Portfolio               Repurchase Agreements backed by Government Securities

Daily Assets Cash Fund/Cash Portfolio        Invests in a broad spectrum of Money Market Securities
                                             including:
                                             o   Securities issued by financial institutions,
                                                 such as certificates of deposit, bankers'
                                                 acceptances and time deposits
                                             o   Securities issued by domestic companies, such
                                                 as commercial paper
                                             o   Government Securities
                                             o   Repurchase Agreements

                                                                    FORUM FUNDS
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The investment adviser for each Portfolio (the "Adviser")  continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the
greatest   potential   return   relative   to  the   risk   of   the   security.

The Adviser may sell a Money Market Security if:
    o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
    o The security subsequently fails to meet the Adviser's investment criteria
    o  Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund, followed by Government Cash Portfolio/Daily Assets Government Obligations Fund, Government Portfolio/Daily Assets Government Fund and then Treasury Cash Portfolio/Daily Assets Treasury Obligations Fund
Obligations Fund.



MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

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PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Institutional Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY OBLIGATIONS FUND


Best Quarter:   1.60% (quarter ended 9/30/00)     [Edgar version of chart:
                                                    1999- 4.76%
Worst Quarter   1.08% (quarter ended 3/31/99)       2000- 6.18%]


The calendar year-to-date total return as of September 30, 2001 was 3.27%.


DAILY ASSETS GOVERNMENT FUND


Best Quarter:   1.61% (quarter ended 12/31/00)    [Edgar version of chart:
                                                   1999- 5.07%
Worst Quarter   1.17% (quarter ended 3/31/99)      2000- 6.29%]


The calendar year-to-date total return as of September 30, 2001 was 3.35%.


DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:   1.63% (quarter ended 9/30/00)     [Edgar version of chart:
                                                   1999- 5.05%
Worst Quarter   1.17% (quarter ended 6/30/99)      2000- 6.35%]


The calendar year-to-date total return as of September 30, 2001 was 3.39%.


DAILY ASSETS CASH FUND


Best Quarter:   1.65% (quarter ended 9/30/00)     [Edgar version of chart:
                                                   1999- 5.15%
Worst Quarter:  1.19% (quarter ended 6/30/99)      2000- 6.42%]


The calendar year-to-date total return as of September 30, 2001 was 3.53%.



The following table lists the Institutional Shares' average annual total return as of December 31, 2000.

                                              1 YEAR        SINCE INCEPTION       INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND        6.18%             5.42%                1/22/98
DAILY ASSETS GOVERNMENT FUND                  6.29%             5.57%                7/01/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND      6.35%             5.62%                1/30/98
DAILY ASSETS CASH FUND                        6.42%             5.71%                3/13/98


                                                                   FORUM FUNDS
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FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage if a Fund's average net assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(a)

                                                           DAILY ASSETS         DAILY         DAILY ASSETS         DAILY
                                                             TREASURY           ASSETS         GOVERNMENT          ASSETS
                                                            OBLIGATIONS    GOVERNMENT FUND     OBLIGATIONS          CASH
                                                               FUND                               FUND              FUND


Management Fees (b)                                            0.13%            0.15%             0.13%            0.13%
Distribution (Rule 12b-1) Fees                                  None             None              None             None
Other Expenses                                                 0.16%            0.42%             0.19%            0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES                           0.29%            0.57%             0.32%            0.31%
Fee Waivers and Expense Reimbursements (c)                     0.09%            0.37%             0.12%            0.11%
NET EXPENSES                                                   0.20%            0.20%             0.20%            0.20%


(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Based on certain contractual fee waivers and expense reimbursements currently in effect that may decrease after
     December 31, 2002.



EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2002) and Total Annual Fund Operating Expenses (thereafter) remains as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                 DAILY ASSETS             DAILY ASSETS             DAILY ASSETS             DAILY ASSETS
                                   TREASURY                GOVERNMENT         GOVERNMENT OBLIGATIONS            CASH
                               OBLIGATIONS FUND               FUND                     FUND                     FUND
1 year                               $ 20                     $ 20                     $ 20                     $ 20
3 years                              $ 84                     $145                     $ 91                     $ 89
5 years                              $154                     $280                     $168                     $163
10 years                             $360                     $675                     $395                     $382


                                                                             5


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MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER


Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one taxable and three tax-free bond funds.


During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:


PORTFOLIO                            TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH
                                       PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO

ADVISORY FEE                             0.03%                0.05%                0.03%                0.03%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS


The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

FUND EXPENSES


Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of each Fund have undertaken, through December 31, 2002, to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares of each Fund to no more than 0.20% of the average daily net assets of each other Fund.

                                                                   FORUM FUNDS
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YOUR ACCOUNT


HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                                   ACH OR WIRE INVESTMENTS TO:

         Forum Shareholder Services, LLC                                  Bankers Trust Company
         Attn: (Fund Name - Institutional Shares)                         New York, New York
         P.O. Box 446                                                     ABA #021001033
         Portland, Maine 04112                                   FOR CREDIT TO:
                                                                          Forum Shareholder Services, LLC
TELEPHONE US AT:                                                          Account # 01-465-547
         (800) 94FORUM or                                                 Re: (Fund Name) - Institutional Shares
         (800) 943-6786 (Toll Free)                                       (Your Name)
         (207) 879-0001                                                   (Your Account Number)


GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds).


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                                                              ORDER MUST BE                         PAYMENT MUST BE
                                                               RECEIVED BY                            RECEIVED BY

DAILY ASSETS GOVERNMENT FUND                             12:00 p.m., Eastern time               4:00 p.m., Eastern time
 .................................................. ..................................... ......................................
DAILY ASSETS TREASURY OBLIGATIONS FUND                   2:00 p.m., Eastern time                4:00 p.m., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

                                                                             7


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BUYING SHARES


HOW TO MAKE PAYMENTS  All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS Make checks payable to "Forum Funds". No other method of check payment is acceptable.

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.


MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Shares:

                                                                      MINIMUM INITIAL INVESTMENT      MINIMUM ADDITIONAL INVESTMENT
Standard Accounts                                                             $1,000,000                          $250

ACCOUNT REQUIREMENTS


                        TYPE OF ACCOUNT                                                  REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                          required to sign  exactly as their names  appear
proprietorship  accounts.  Joint accounts have two or                             on the account
more owners (tenants)
BUSINESS ENTITIES                                                               o Submit a Corporate/Organization Resolution form or
                                                                                  similar document
TRUSTS                                                                          o The trust must be established before an account
                                                                                  can be opened
                                                                                o Provide a certified trust document, or the pages
                                                                                  from the trust document,that identify the trustees
INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                                              HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                                        BY CHECK
o Call or  write  us for an  account  application  (and                         o Fill out an investment slip from a confirmation or
  Corporate/Organization Resolution form, if applicable)                          write us a letter
o Complete the application (and resolution form)                                o Write your account number on your check
o Mail us your application (and resolution form) and a                          o Mail us the slip (or your letter) and the check
  check
BY WIRE                                                                         BY WIRE
o Call or write us for an account application (and                              o Call to notify us of your incoming wire
  Corporate/Organization Resolution form, if applicable)                        o Instruct your financial institution to wire your
o Complete the application (and resolution form)                                  money to us
o Call us to fax the completed application (and
  resolution form) and we will assign you an account number
o Mail us your original application (and resolution
  form)
o Instruct your financial institution to wire your
  money to us
BY ACH PAYMENT
o Call or write us for an account application (and
  Corporate/Organization Resolution form, if applicable)
o Complete the application (and resolution form)
o Call us to fax the completed application (and
  resolution form) and we will assign you an account number
o Mail us your original application (and resolution
  form)
o We can electronically debit your purchase amount from your account at a designated financial institution



8

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                                                                   FORUM FUNDS
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LIMITATIONS  ON  PURCHASES  A Fund  reserves the right to refuse any purchase
(including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.


                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o Your name(s) and signature(s)
   o Your account number
   o [Fund name] - Institutional Shares
   o The dollar amount or number of shares you want to sell
   o How and where to send the  redemption  proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other  documentation  (if required)
o  Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following  information:
   o Your account  number
   o Exact  name(s) in which the  account is  registered
   o Additional form of identification
o  Redemption proceeds will be:
   o Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close) for Daily Assets Government Fund or after 2:00 p.m., Eastern time (or an earlier time if there is an Early Close) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

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SIGNATURE  GUARANTEE  REQUIREMENTS  To protect you and each Fund against  fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

      o  Written requests to redeem $100,000 or more
      o  Changes to a shareholder's record name
      o Redemptions from an account for which the address or account registration has changed within the last 30 days
      o Sending redemption and distributions proceeds to any person, address, brokerage firm or bank account not on record
      o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
      o Adding or changing: ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account


We reserve the right to require a signature guarantee on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.


REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Shares of a Fund for Institutional Shares of another Fund. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o  The names of each fund and share class you are  exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

                                                                   FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.


The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.


Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund also offers Institutional Service Shares and Investor Shares. Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Investor Shares are designed for retail investors. You may obtain prospectuses describing these classes of shares from the Fund's distributor or by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Shares
(assuming the reinvestment of all  distributions).   This  information has been
audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.


                                        SELECTED DATA FOR A SINGLE SHARE
                              --------------------------------------------------

                            Beginning             Distributions  Distributions    Ending
                            Net Asset      Net       From Net      From Net      Net Asset
                            Value Per   Investment  Investment    Realized       Value per   Total
                             Share        Income      Income        Gain          Share      Return
 Year Ended August 31
    (except as noted)
DAILY ASSETS TREASURY
OBLIGATIONS FUND<
2001                          $1.00        0.05       (0.05)         -           $1.00       5.18%
2000                           1.00        0.06       (0.06)         -            1.00       5.74%
1999                           1.00        0.05       (0.05)       -(d)           1.00       4.67%
1998 (c)                       1.00        0.03       (0.03)         -            1.00       3.34%
DAILY ASSETS GOVERNMENT
FUND
2001                           1.00        0.05       (0.05)         -            1.00       5.26%
2000                           1.00        0.06       (0.06)         -            1.00       5.93%
1999                           1.00        0.05       (0.05)         -            1.00       4.92%
1998 (c)                       1.00        0.01       (0.01)         -            1.00       0.89%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                           1.00        0.05       (0.05)       -(d)           1.00       5.34%
2000                           1.00        0.06       (0.06)       -(d)           1.00       5.94%
1999                           1.00        0.05       (0.05)         -            1.00       4.98%
1998 (c)                       1.00        0.03       (0.03)         -            1.00       3.24%
DAILY ASSETS CASH FUND
2001                           1.00        0.05       (0.05)         -            1.00       5.50%
2000                           1.00        0.06       (0.06)         -            1.00       6.05%
1999                           1.00        0.05       (0.05)         -            1.00       5.07%
1998 (c)                       1.00        0.03       (0.03)         -            1.00       2.70%


                                           RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------
                                Net                         Ratios to
                             Assets at                Average Net Assets(a)
                              End of            --------------------------------
                              Period                      Net
                              (000's         Net       Investment     Gross
                              Omitted)     Expenses     Income       Expenses(b)
 Year Ended August 31
    (except as noted)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
2001                         $167,593        0.20%       4.91%         0.29%
2000                          108,372        0.20%       5.65%         0.33%
1999                           86,295        0.20%       4.58%         0.32%
1998 (c)                      110,561        0.20%       5.41%         0.47%
DAILY ASSETS GOVERNMENT
FUND
2001                           29,100        0.20%       5.24%         0.57%
2000                           39,777        0.20%       5.78%         0.65%
1999                           28,709        0.20%       4.81%         0.61%
1998 (c)                       36,095        0.20%       5.26%         0.69%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                           56,093        0.20%       5.18%         0.32%
2000                           34,909        0.20%       5.83%         0.37%
1999                           26,627        0.20%       4.85%         0.40%
1998 (c)                       15,352        0.20%       5.43%         0.74%
DAILY ASSETS CASH FUND
2001                           56,263        0.20%       5.20%         0.31%
2000                           42,165        0.20%       5.93%         0.34%
1999                           38,926        0.20%       4.93%         0.35%
1998 (c)                       28,396        0.20%       5.46%         0.68%


(A)  All ratios for periods less than one year are annualized.
(B) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(C) Institutional Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund commenced operations on January 22, 1998, July 1, 1998, January 30, 1998 and March 13, 1998 respectively.
(D)  Less than $0.01 per share.

FORUM FUNDS
--------------------------------------------------------------------------------

FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS


                       ANNUAL/SEMI-ANNUAL REPORTS                                                   INSTITUTIONAL SHARES
        Additional information about each Fund's investments is available
  in the Funds annual/semi-annualreports to shareholders.                                          DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about each Fund                                DAILY ASSETS GOVERNMENT
           and is incorporated by reference into  this Prospectus.                                          FUND

                                                                                                  DAILY ASSETS GOVERNMENT
                         CONTACTING THE FUNDS                                                        OBLIGATIONS FUND
      You can get free copies of the annual/semi-annual report and the SAI, request
             other information and discuss your questions about each Fund                          DAILY ASSETS CASH FUND
                   by  contacting  the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review each Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the
            Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
              obtained by calling the SEC at(202) 942-8090. You can
                   get copies of this information, for a fee,
                           by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: PUBLICINFO@SEC.GOV


          Fund information, including copies of the annual/semi-annual reports and the SAI is available from the SEC's EDGAR
                    Database on its Web site at www.sec.gov.


                                                                                                       Forum Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
              Investment Company Act File No. 811-3023                                                207-879-0001


FORUM                                                       PROSPECTUS
FUNDS                                                       INSTITUTIONAL SERVICE SHARES


FOUR MONEY MARKET  FUNDS THAT                             JANUARY 1, 2002
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.                     DAILY ASSETS TREASURY OBLIGATIONS FUND


The  Securities  and Exchange                         DAILY ASSETS GOVERNMENT FUND
Commission  has not approved or
disapproved  the Funds' shares
or determined whether this                            DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Prospectus is accurate or complete.
Any representation to the contrary
is a criminal offense.                                DAILY ASSETS CASH FUND


                                                                   FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

SUMMARY                                                                      2

PERFORMANCE                                                                  4

FEE TABLES                                                                   5

MANAGEMENT                                                                   6

YOUR ACCOUNT                                                                 7

     How to Contact the Funds                                                7

     General Information                                                     7

     Buying Shares                                                           8

     Selling Shares                                                          9

     Exchange Privileges                                                    10

OTHER INFORMATION                                                           11

FINANCIAL HIGHLIGHTS                                                        12

FORUM FUNDS
--------------------------------------------------------------------------------
SUMMARY

[Margin callout:

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY
means a high credit quality, short-term, U.S.dollar denominated debt security.

TREASURY  SECURITY
means a that is issued or guaranteed by the U.S.Treasury.

GOVERNMENT SECURITY
means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]



This Prospectus offers Institutional Shares of four money market funds - Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"). Institutional Shares are designed for institutional investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent security consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies.

Each Portfolio:
     o  Invests in a diversified portfolio of Money Market Securities
     o Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:



     FUND/PORTFOLIO                           PRIMARY INVESTMENTS


Daily Assets Treasury Obligations            At least 80% of net assets invested in Treasury Securities and
Fund/Treasury Cash Portfolio                 Repurchase Agreements backed by Treasury Securities

Daily Assets Government                      At least 80% of net assets invested in Government Securities that
Fund/Government Portfolio                    generally are exempt from state and local income taxes

Daily Assets Government Obligations          At least 80% of net assets invested in Government Securities and
Fund/Government Cash Portfolio               Repurchase Agreements backed by Government Securities

Daily Assets Cash Fund/Cash Portfolio        Invests in a broad spectrum of Money Market Securities
                                             including:
                                             o   Securities issued by financial institutions,
                                                 such as certificates of deposit, bankers'
                                                 acceptances and time deposits
                                             o   Securities issued by domestic companies, such
                                                 as commercial paper
                                             o   Government Securities
                                             o   Repurchase Agreements


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

The Adviser may sell a Money Market Security if:
    o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
    o The security subsequently fails to meet the Adviser's investment criteria
    o  Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund followed by Government Cash Portfolio/Daily Assets Government Obligations Fund, Government Portfolio/Daily Assets Government Fund and then Treasury Cash Portfolio/Daily Assets Treasury Obligations Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Institutional Service Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY OBLIGATIONS FUND


Best Quarter:   1.53% (quarter ended 9/30/00)     [Edgar version of chart:
                                                    1999- 4.50%
Worst Quarter   1.02% (quarter ended 3/31/99)       2000- 5.92%]


The calendar year-to-date total return as of September 30, 2001 was 3.08%.


DAILY ASSETS GOVERNMENT FUND

                                                  [Edgar version of chart:
Best Quarter:   1.54% (quarter ended 12/31/00)    1993- 2.83%, 1994- 3.80%,
                                                  1995- 5.36%, 1996- 4.82%,
Worst Quarter   0.69% (quarter ended 3/31/99)     1997- 4.87%, 1998- 4.97%,
                                                  1999- 4.81%, 2000- 6.03%]

The calendar year-to-date total return as of September 30, 2001 was 3.16%.


DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:   1.57% (quarter ended 9/30/00)     [Edgar version of chart:
                                                   1999- 4.78%
Worst Quarter   1.11% (quarter ended 6/30/99)      2000- 6.09%]


The calendar year-to-date total return as of September 30, 2001 was 3.20%.


DAILY ASSETS CASH FUND


Best Quarter:   1.58% (quarter ended 9/30/00)     [Edgar version of chart:
                                                   1997- 5.23%, 1998- 5.26%
Worst Quarter:  1.12% (quarter ended 6/30/99)      1999- 4.89%, 2000- 6.15%]


The calendar year-to-date total return as of September 30, 2001 was 3.33%.



The following table lists the Institutional Service Shares' average annual total return as of December 31, 2000.

                                              1 YEAR           5 YEAR         SINCE INCEPTION       INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND        5.92%             N/A                5.15%             4/1/98
DAILY ASSETS GOVERNMENT FUND                  6.03%            5.27%               4.60%             7/1/92
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND      6.09%             N/A                5.36%             3/30/98
DAILY ASSETS CASH FUND                        6.15%             N/A                5.37%             10/1/96

4

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following tables describe the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage if a Fund's average net assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(a)


------------------------------------------------------------------------------------------------------------------------------------
                                                          DAILY ASSETS         DAILY         DAILY ASSETS         DAILY
                                                            TREASURY           ASSETS         GOVERNMENT          ASSETS
                                                        OBLIGATIONS FUND  GOVERNMENT FUND     OBLIGATIONS          CASH
                                                                                                 FUND              FUND

Management Fees (b)                                          0.13%             0.15%             0.13%            0.13%
Distribution (Rule 12b-1) Fees                                None              None              None             None
Other Expenses                                               0.57%             1.16%             0.49%            0.49%
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.70%             1.31%             0.62%            0.62%
Fee Waivers and Expense Reimbursements (c)                   0.25%             0.86%             0.17%            0.17%
NET EXPENSES                                                 0.45%             0.45%             0.45%            0.45%

(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Based on certain contractual fee waivers and expense reimbursements currently in effect that may decrease after
     December 31, 2002.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2002) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                            DAILY ASSETS TREASURY        DAILY ASSETS            DAILY ASSETS             DAILY ASSETS
                              OBLIGATIONS FUND            GOVERNMENT        GOVERNMENT OBLIGATIONS            CASH
                                                             FUND                    FUND                     FUND

1 year                              $ 46                     $ 46                    $ 46                     $ 46
3 years                             $198                    $ 330                    $180                     $181
5 years                             $364                    $ 636                    $327                     $329
10 years                            $844                   $1,504                    $753                     $758


FORUM FUNDS
--------------------------------------------------------------------------------
MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser advises one taxable and three tax-free bond funds.


During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

PORTFOLIO       TREASURY CASH     GOVERNMENT      GOVERNMENT CASH         CASH
                  PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO
ADVISORY FEE        0.03%           0.05%             0.03%               0.03%


Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS


The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder services that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide services to their customers who are invested in Institutional Service Shares.


FUND EXPENSES


Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and the other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of each Fund have undertaken through December 31, 2002 to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Service Shares of each Fund to no more than 0.45% of the average daily net assets.

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT


HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                                   ACH OR WIRE INVESTMENTS TO:

         Forum Shareholder Services, LLC                                  Bankers Trust Company
         Attn: (Fund Name - Institutional Service Shares)                 New York, New York
         P.O. Box 446                                                     ABA #021001033
         Portland, Maine 04112                                   FOR CREDIT TO:
                                                                          Forum Shareholder Services, LLC
TELEPHONE US AT:                                                          Account # 01-465-547
         (800) 94FORUM or                                                 Re: (Fund Name) - Institutional Service Shares
         (800) 943-6786 (Toll Free)                                       (Your Name)
         (207) 879-0001                                                   (Your Account Number)


GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt o Funds on deposit at a Federal Reserve Bank ("Federal Funds).


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                                                              ORDER MUST BE                         PAYMENT MUST BE
                                                               RECEIVED BY                            RECEIVED BY

DAILY ASSETS GOVERNMENT FUND                             12:00 p.m., Eastern time               4:00 p.m., Eastern time
 .................................................. ..................................... ......................................
DAILY ASSETS TREASURY OBLIGATIONS FUND                   2:00 p.m., Eastern time                4:00 p.m., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

FORUM FUNDS
--------------------------------------------------------------------------------

BUYING SHARES


HOW TO MAKE PAYMENTS  All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.




MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Service Shares:

                                                         MINIMUM INITIAL INVESTMENT    MINIMUM ADDITIONAL INVESTMENT

Standard Accounts                                                         $100,000                          $250

ACCOUNT REQUIREMENTS

          TYPE OF ACCOUNT                                                               REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                          required to sign  exactly as their names  appear
proprietorship  accounts.  Joint accounts have two or                             on the account
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                                     o Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to a                       custodial account under the UGMA or UTMA
child and obtain tax benefits                                                   o The custodian must sign  instructions  in a manner
                                                                                  indicating custodial capacity
BUSINESS ENTITIES                                                               o Submit a Corporate/Organization Resolution form or
                                                                                  similar document
TRUSTS                                                                          o The trust must be established before an account
                                                                                  can be opened
                                                                                o Provide a certified trust document or the pages
                                                                                  from the trust document,that identify the trustees

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                              HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                                        BY CHECK
o Call or  write  us for an  account  application  (and                         o Fill out an investment slip from a confirmation or
  Corporate/Organization Resolution form, if applicable)                          write us a letter
o Complete the application (and resolution form)                                o Write your account number on your check
o Mail us your application (and resolution form) and a                          o Mail us the slip (or your letter) and the check
  check
BY WIRE                                                                         BY WIRE
o Call or write us for an account application (and                              o Call to notify us of your incoming wire
  Corporate/Organization Resolution form, if applicable)                        o Instruct your financial institution to wire your
o Complete the application (and resolution form)                                  money to us
o Call us to fax the completed application (and
  resolution form) and we will assign you an account number
o Mail us your original application (and resolution
  form)
o Instruct your financial institution to wire your
  money to us
BY ACH PAYMENT
o Call or write us for an account application (and
  Corporate/Organization Resolution form, if applicable)


o Complete the application (and resolution form)
o Call us to fax the completed application (and resolution form) and we will assign you an account number
o Mail us your original application (and resolution form)
o We can electronically debit your purchase amount from your account at a designated financial institution


LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.


                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o Your name(s) and signature(s)
   o Your account number
   o [Fund name] - Institutional Shares
   o The dollar amount or number of shares you want to sell
   o How and where to send the  redemption  proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other  documentation  (if required)
o  Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following  information:
   o Your account  number
   o Exact  name(s) in which the  account is  registered
   o Additional form of identification
o  Redemption proceeds will be:
   o Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close) for Daily Assets Government Fund or after 2:00 p.m., Eastern time (or an earlier time if there is an Early Close) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You will redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o  Written requests to redeem over $100,000 ore more
     o  Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.


REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares of a Fund for Institutional Service Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o  The names of each fund and share class you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which  account is  registered
   o  Additional form of identification

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------
OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.


The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.


Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund also offers Institutional Shares and Investor Shares. Institutional Shares are designed for institutional investors and Investor Shares are designed for retail investors. You may obtain prospectuses describing these classes of shares from the Fund's distributor or by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.


                                        SELECTED DATA FOR A SINGLE SHARE
                              --------------------------------------------------

                            Beginning             Distributions  Distributions    Ending
                            Net Asset      Net       From Net      From Net      Net Asset
                            Value Per   Investment  Investment    Realized       Value per   Total
                             Share        Income      Income        Gain          Share      Return
 Year Ended August 31
    (except as noted)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
2001                          $1.00        0.05       (0.05)         -           $1.00       4.92%
2000                           1.00        0.05       (0.05)         -            1.00       5.48%
1999                           1.00        0.04       (0.04)         -            1.00       4.46%
1998 (c)                       1.00        0.02       (0.02)         -            1.00       2.19%
DAILY ASSETS GOVERNMENT
FUND
2001                           1.00        0.05       (0.05)         -            1.00       5.00%
2000                           1.00        0.06       (0.06)         -            1.00       5.66%
1999                           1.00        0.05       (0.05)         -            1.00       4.66%
1998                           1.00        0.05       (0.05)         -            1.00       5.04%
1997 (e)                       1.00        0.02       (0.02)         -            1.00       2.01%
1997 (f)                       1.00        0.05       (0.05)         -            1.00       4.80%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                           1.00        0.05       (0.05)       -(d)           1.00       5.08%
2000                           1.00        0.06       (0.06)       -(d)           1.00       5.68%
1999                           1.00        0.05       (0.05)         -            1.00       4.72%
1998 (c)                       1.00        0.02       (0.02)         -            1.00       2.22%
DAILY ASSETS CASH FUND
2001                           1.00        0.05       (0.05)         -            1.00       5.23%
2000                           1.00        0.06       (0.06)         -            1.00       5.78%
1999                           1.00        0.05       (0.05)       -(d)           1.00       4.81%
1998                           1.00        0.05       (0.05)         -            1.00       5.34%
1997 (c)                       1.00        0.05       (0.05)         -            1.00       4.70%

                                           RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------
                                Net                         Ratios to
                             Assets at                Average Net Assets(a)
                              End of            --------------------------------
                              Period                      Net
                              (000's         Net       Investment     Gross
                              Omitted)     Expenses     Income       Expenses(b)
 Year Ended August 31
    (except as noted)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
2001                         $15,575       0.45%      4.62%          0.70%
2000                           7,374       0.45%      5.25%          0.78%
1999                          18,369       0.45%      4.34%          0.89%
1998 (c)                       4,448       0.45%      5.16%          1.53%
DAILY ASSETS GOVERNMENT
FUND
2001                           2,658       0.45%      4.95%          1.31%
2000                           3,140       0.45%      5.44%          1.37%
1999                           5,775       0.45%      4.57%          1.15%
1998                           9,485       0.46%      4.93%          0.91%
1997(e)                       44,116       0.50%      4.76%          0.95%
1997(f)                       43,975       0.50%      4.70%          0.99%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                          46,764       0.45%      5.04%          0.62%
2000                          57,347       0.45%      5.67%          0.70%
1999                          22,328       0.45%      4.54%          0.80%
1998 (c)                       2,390       0.45%      5.16%          2.13%
DAILY ASSETS CASH FUND
2001                          54,475       0.45%      5.14%          0.62%
2000                          52,428       0.45%      5.61%          0.66%
1999                          58,661       0.45%      4.59%          0.70%
1998                           5,235       0.46%      5.22%          0.90%
1997 (c)                      12,076       0.52%      5.06%          1.22%



(A)  All ratios for periods less than one year are annualized.
(B) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(C) Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund commenced operations on April 1, 1998, March 30, 1998, October 1, 1998 and March 13, 1998 respectively. Institutional Service Shares of Daily Assets Cash Fund commenced operations on
     October 1, 1996.
(D)  Less than $0.01 per share.
(E)  The Fund changed its fiscal year end to August 31 during the period.
(F)  Year ended March 31.

FORUM FUNDS
--------------------------------------------------------------------------------

FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS


                       ANNUAL/SEMI-ANNUAL REPORTS                                                  INSTITUTIONAL SHARES
        Additional information about each Fund's investments is available
           in the Funds annual/semi-annualreports to shareholders.                                DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about each Fund                                DAILY ASSETS GOVERNMENT
           and is incorporated by reference into  this Prospectus.                                          FUND

                                                                                                  DAILY ASSETS GOVERNMENT
                          CONTACTING THE FUNDS                                                        OBLIGATIONS FUND
      You can get free copies of the annual/semi-annual report and the SAI,
      request other information and discuss your questions about each Fund                        DAILY ASSETS CASH FUND
                   by  contacting  the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review each Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the
            Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
              obtained by calling the SEC at(202) 942-8090. You can
                   get copies of this information, for a fee,
                           by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: PUBLICINFO@SEC.GOV


          Fund information, including copies of the annual/semi-annual reports and the SAI is available from the SEC's EDGAR
                    Database on its Web site at www.sec.gov.


                                                                                                       Forum Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
              Investment Company Act File No. 811-3023                                                207-879-0001


FORUM                                                       PROSPECTUS
FUNDS                                                       INVESTOR SHARES


THREE MONEY MARKET  FUNDS THAT                             JANUARY 1, 2002
SEEK TO PROVIDE HIGH CURRENT
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.

The  Securities  and Exchange                         DAILY ASSETS GOVERNMENT FUND
Commission  has not approved or
disapproved  the Funds' shares
or determined whether this                            DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Prospectus is accurate or complete.
Any representation to the contrary
is a criminal offense.                                DAILY ASSETS CASH FUND



                                                                   FORUM FUNDS
--------------------------------------------------------------------------------
TABLE OF CONTENTS

SUMMARY                                                                      2

PERFORMANCE                                                                  4

FEE TABLES                                                                   5

MANAGEMENT                                                                   6

YOUR ACCOUNT                                                                 7

     How to Contact the Funds                                                7

     General Information                                                     7

     Buying Shares                                                           8

     Selling Shares                                                          9

     Exchange Privileges                                                    10

OTHER INFORMATION                                                           11

FINANCIAL HIGHLIGHTS                                                        12

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TABLE OF CONTENTS

SUMMARY

[Margin callout:

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY
means a high credit quality, short-term, U.S.dollar denominated debt security.

GOVERNMENT SECURITY
means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Investor Shares of three money market funds -Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"). Investor Shares are designed for retail investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent security consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies.


Each Portfolio:
     o  Invests in a diversified portfolio of Money Market Securities
     o Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:



     FUND/PORTFOLIO                           PRIMARY INVESTMENTS
Daily Assets Government                      At least 80% of net assets invested in Government Securities that
Fund/Government Portfolio                    generally are exempt from state and local income taxes

Daily Assets Government Obligations          At least 80% of net assets invested in Government Securities and
Fund/Government Cash Portfolio               Repurchase Agreements backed by Government Securities

Daily Assets Cash Fund/Cash Portfolio        Invests in a broad spectrum of Money Market Securities
                                             including:
                                             o   Securities issued by financial institutions,
                                                 such as certificates of deposit, bankers'
                                                 acceptances and time deposits
                                             o   Securities issued by domestic companies, such
                                                 as commercial paper
                                             o   Government Securities
                                             o   Repurchase Agreements


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

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The Adviser may sell a Money Market Security if:
    o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
    o The security subsequently fails to meet the Adviser's investment criteria
    o  Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.


The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Fund, followed by Government Portfolio/Daily Assests
Government Fund and then Government Cash Portfolio/Daily Assets Government Obligations Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

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PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Investor Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS GOVERNMENT FUND


Best Quarter:   1.47% (quarter ended 12/31/00)    [Edgar version of chart:
                                                   1999- 4.50%
Worst Quarter   1.04% (quarter ended 3/31/99)      2000- 5.71%]


The calendar year-to-date total return as of September 30, 2001 was 2.93%.


DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:   1.45% (quarter ended 9/30/00)     [Edgar version of chart:
                                                   1999- 4.33%
Worst Quarter   1.00% (quarter ended 6/30/99)      2000- 5.61%]

The calendar year-to-date total return as of September 30, 2001 was 2.85%.

DAILY ASSETS CASH FUND


Best Quarter:   1.47% (quarter ended 9/30/00)     [Edgar version of chart:
                                                   1999- 4.43%
Worst Quarter:  1.01% (quarter ended 6/30/99)      2000- 5.68%]


The calendar year-to-date total return as of September 30, 2001 was 2.99%.



The following table lists the Investor Shares' average annual total return as of December 31, 2000.

                                              1 YEAR        SINCE INCEPTION       INCEPTION DATE
DAILY ASSETS GOVERNMENT FUND                  5.71%             5.02%                9/29/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND      5.61%             4.93%                8/06/98
DAILY ASSETS CASH FUND                        5.68%             5.02%                8/06/98


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FEE TABLES


The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage if a Fund's average net assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(a)
                                                                                  DAILY ASSETS
                                                           DAILY ASSETS            GOVERNMENT            DAILY ASSETS
                                                          GOVERNMENT FUND       OBLIGATIONS FUND           CASH FUND
Management Fees (b)                                           0.15%                   0.13%                  0.13%
Distribution (Rule 12b-1) Fees                                0.15%                   0.30%                  0.30%
Other Expenses                                                5.63%                   5.03%                  2.94%
TOTAL ANNUAL FUND OPERATING EXPENSES                          5.93%                   5.46%                  3.37%
Fee Waivers and Expense Reimbursements (c)                    5.18%                   4.56%                  2.46%
NET EXPENSES                                                  0.75%                   0.90%                  0.90%

(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Based on certain contractual fee waivers and expense reimbursements currently in effect that may decrease after
     December 31, 2002.



EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2002) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  DAILY ASSETS GOVERNMENT    DAILY ASSETS GOVERNMENT         DAILY ASSETS
                                            FUND                OBLIGATIONS FUND               CASH FUND
  1 year                                   $   77                    $   92                     $   92
  3 years                                  $1,302                    $1,223                     $  805
  5 years                                  $2,504                    $2,343                     $1,541
10 years                                   $5,414                    $5,099                     $3,489

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MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one taxable and three tax-free bond funds.


During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

       PORTFOLIO        GOVERNMENT         GOVERNMENT CASH              CASH
                        PORTFOLIO             PORTFOLIO              PORTFOLIO
      ADVISORY FEE         0.05                 0.03%                   0.03%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS


The Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder service activities that is not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide services to their customers who are invested in Investor Shares.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser or other service provider may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of each Fund have undertaken through December 31, 2002 to waive a portion of their fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Investor Shares of each Fund to no more than 0.75% of the average daily net assets for Daily Assets Government Fund and 0.90% of the average daily net assets for each other Fund.


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YOUR ACCOUNT


HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                                   ACH OR WIRE INVESTMENTS TO:

         Forum Shareholder Services, LLC                                  Bankers Trust Company
         Attn: (Fund Name - Investor Shares)                              New York, New York
         P.O. Box 446                                                     ABA #021001033
         Portland, Maine 04112                                   FOR CREDIT TO:
                                                                          Forum Shareholder Services, LLC
TELEPHONE US AT:                                                          Account # 01-465-547
         (800) 94FORUM or                                                 Re: (Fund Name) - Investor Shares
         (800) 943-6786 (Toll Free)                                       (Your Name)
         (207) 879-0001                                                   (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 12). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds).


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                                                              ORDER MUST BE                         PAYMENT MUST BE
                                                               RECEIVED BY                            RECEIVED BY

DAILY ASSETS GOVERNMENT FUND                             12:00 p.m., Eastern time               4:00 p.m., Eastern time
 .................................................. ..................................... ......................................
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                  2:00 p.m., Eastern time               4:00 p.m., Eastern time
DAILY ASSETS CASH FUND


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

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BUYING SHARES


HOW TO MAKE PAYMENTS  All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.


MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Service Shares:


                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                               INVESTMENT         INVESTMENT
Standard Accounts                              $10,000                $500
Traditional and Roth IRA Accounts               $2,000                $250
Accounts With Systematic Investment Plans         $250                $250
Exchanges                                       $2,000                $250

ACCOUNT REQUIREMENTS

          TYPE OF ACCOUNT                                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                          required to sign  exactly as their names  appear
proprietorship  accounts.  Joint accounts have two or                             on the account
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                                     o Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to a                       custodial account under the UGMA or UTMA
child and obtain tax benefits                                                   o The custodian must sign  instructions  in a manner
                                                                                  indicating custodial capacity
BUSINESS ENTITIES                                                               o Submit a Corporate/Organization Resolution form or
                                                                                  similar document
TRUSTS                                                                          o The trust must be established before an account
                                                                                  can be opened
                                                                                o Provide a certified trust document or the pages
                                                                                  from the trust document,that identify the trustees


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
INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                              HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                                        BY CHECK
o Call or  write  us for an  account  application  (and                         o Fill out an investment slip from a confirmation or
  Corporate/Organization Resolution form, if applicable)                          write us a letter
o Complete the application (and resolution form)                                o Write your account number on your check
o Mail us your application (and resolution form) and a                          o Mail us the slip (or your letter) and the check
  check
BY WIRE                                                                         BY WIRE
o Call or write us for an account application (and                              o Call to notify us of your incoming wire
  Corporate/Organization Resolution form, if applicable)                        o Instruct your financial institution to wire your
o Complete the application (and resolution form)                                  money to us
o Call us to fax the completed application (and
  resolution form) and we will assign you an account number
o Mail us your original application (and resolution
  form)
o Instruct your financial institution to wire your
  money to us


BY ACH PAYMENT                                                                  BY SYSTEMATIC INVESTMENT
o Call or write us for an account application (and                              o Complete the systematic investment section of the
  Corporate/Organization Resolution form, if applicable)                          application
o Complete the application (and resolution form)                                o Attach a voided check to your application
o Call us to fax the completed application (and                                 o Mail us the completed application and voided check
  resolution form) and we will assign you an account number
o Mail us your original application (and resolution
  form)
o We can electronically debit your purchase amount from your account at a designated financial institution

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.


BY MAIL
o  Prepare a written request including:
   o Your name(s) and signature(s)
   o Your account number
   o [Fund name] - Investor Shares
   o The dollar amount or number of shares you want to sell
   o How and where to send the  redemption  proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other  documentation  (if required)
o  Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following  information:
   o Your account  number
   o Exact  name(s) in which the  account is  registered
   o Additional form of identification
o  Redemption proceeds will be:
   o Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")


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SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close) for Daily Assets Government Fund, or after 2:00 p.m., Eastern time (or an earlier time if there is an Early Close) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o  Written requests to redeem over $100,000 ore more
     o  Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Investor Shares of a Fund for Investor Shares of another Fund or for shares of certain other funds. Because exchanges are a sale and purchase of shares, they may have tax consequences. For a list of other funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange


REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

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                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o  The names of each fund and share class you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which  account is  registered
   o  Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

FORUM FUNDS
--------------------------------------------------------------------------------
OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.


The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.


Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Investors Shares, each Fund offers Institutional Shares and Institutional Service Shares. Institutional Shares aredesigned for institutional investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain prospectuses describing these classes of shares from the Fund's distributor or by contacting the Transfer Agent. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Investor Shares of each Fund. Total returns in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.


                                               SELECTED DATA FOR A SINGLE SHARE
                           ------------------------------------------------------------------------
                            Beginning              Distributions Distributions    Ending
                            Net Asset      Net       From Net      From Net      Net Asset
                            Value Per   Investment  Investment     Realized      Value per   Total
                              Share       Income       Income        Gain          Share     Return
   Year Ended August 31
    (except as noted)
DAILY ASSETS GOVERNMENT FUND
    2001                      $1.00        0.05        (0.05)          -          $1.00       4.68%
    2000                       1.00        0.05        (0.05)          -           1.00       5.35%
    1999(c)                    1.00        0.04        (0.04)        -(d)          1.00       4.43%

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
    2001                       1.00        0.05        (0.05)        -(d)          1.00       4.61%
    2000                       1.00        0.05        (0.05)        -(d)          1.00       5.21%
    1999                       1.00        0.04        (0.04)          -           1.00       4.32%
    1998 (c)                   1.00        0.02        (0.02)          -           1.00       0.35%

DAILY ASSETS CASH FUND
    2001                       1.00        0.05        (0.05)          -           1.00       4.76%
    2000                       1.00        0.05        (0.05)          -           1.00       5.31%
    1999                       1.00        0.04        (0.04)          -           1.00       4.40%
    1998 (c)                   1.00        0.02        (0.02)          -           1.00       0.37%


                                     RATIOS/SUPPLEMENTAL DATA
                             -------------------------------------------
                              Net                Ratios to
   Year Ended August 31       Assets at       Average Net Assets(a)
    (except as noted)          End of      -----------------------------
                               Period                  Net
DAILY ASSETS GOVERNMENT        (000's         Net   Investment  Gross
FUND                           Omitted)    Expenses   Income   Expenses(b)
    2001                          $428      0.75%     4.62%      5.93%
    2000                           442      0.75%     5.12%      4.28%
    1999(c)                        703      0.75%     4.25%      5.45%

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
    2001                           364      0.90%     4.48%      5.46%
    2000                           406      0.90%     5.33%      6.24%
    1999                            11      0.84%     4.24%    148.94%
    1998                            10      0.78%     5.06%    766.21%

DAILY ASSETS CASH FUND
    2001                           585      0.90%     4.79%      3.37%
    2000                         4,333      0.90%     5.58%      1.84%
    1999                           458      0.90%     4.13%      9.24%
    1998                            10      0.78%     5.25%    709.02%



(a)  All ratios for period less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements..
(c) Investor Shares of Daily Assets Government Fund commenced operations on September 29, 1998 and Investor Shares of Daily Assets Government Obligations Fund and Daily Assets Cash Fund commenced operations on August 6, 1998.
(d)  Less than $0.01 per share.

FORUM FUNDS
--------------------------------------------------------------------------------

FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS


                       ANNUAL/SEMI-ANNUAL REPORTS                                                   INSTITUTIONAL SHARES
        Additional information about each Fund's investments is available
  in the Funds annual/semi-annualreports to shareholders.                                          DAILY ASSETS TREASURY
                                                                                                      OBLIGATIONS FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about each Fund                                DAILY ASSETS GOVERNMENT
           and is incorporated by reference into  this Prospectus.                                          FUND

                                                                                                  DAILY ASSETS GOVERNMENT
                             CONTACTING THE FUNDS                                                     OBLIGATIONS FUND
  You can get free copies of the annual/semi-annual report and the SAI, request
          other information and discuss your questions about each Fund                            DAILY ASSETS CASH FUND
                   by  contacting  the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           800-94FORUM or 800-943-6786
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review each Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the
            Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
              obtained by calling the SEC at(202) 942-8090. You can
                   get copies of this information, for a fee,
                           by e-mailing or writing to:


                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: PUBLICINFO@SEC.GOV


          Fund information, including copies of the annual/semi-annual reports and the SAI is available from the SEC's EDGAR
                    Database on its Web site at www.sec.gov.


                                                                                                       Forum Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                    Investment Company Act File No. 811-3023                                          207-879-0001

FORUM FUNDS


                                       STATEMENT OF ADDITIONAL INFORMATION


                                       JANUARY 1, 2002









FUND INFORMATION:
                                       DAILY ASSETS TREASURY OBLIGATIONS FUND
Forum Funds                            DAILY ASSETS GOVERNMENT FUND
Two Portland Square                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Portland, Maine 04101                  DAILY ASSETS CASH FUND
(207) 879-0001
(800) 94FORUM

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001
(800) 94FORUM





This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 1, 2002, as may be amended from time to time, offering Institutional Shares, Institutional Service Shares and Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund. This SAI is not a prospectus and should only be read in conjunction with a prospectus. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders is incorporated into this SAI by reference. Copies of the Annual Report may be obtained without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Glossary.......................................................................2
Core and Gateway(R)Structure...................................................3
Investment Policies and Risks..................................................3
Investment Limitations.........................................................8
Investments by Financial Institutions.........................................11
Performance Data and Advertising..............................................12
Management....................................................................15
Portfolio Transactions........................................................23
Purchase and Redemption Information...........................................24
Taxation......................................................................26
Other Matters.................................................................29
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Performance Data................................................B-1
Appendix C - Miscellaneous Tables............................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.


Adviser                 Forum Investment Advisors, LLC.

Board                   Board of Trustees of the Trust.

Code                    Internal Revenue Code of 1986, as amended.

Core Trust              Core Trust (Delaware).

Core Trust Board        Board of Trustees of Core Trust.

Custodian               Forum Trust, LLC, the custodian of each Fund's assets.

Disinterested Trustees  A member of the Trust's Board of Trustees who is not a party to an agreement with the Trust or who is not an interested person of any such party.

FAcS                    Forum Accounting Services, LLC, fund accountant of each
                        Fund.

FAdS Forum Administrative Services, LLC, administrator of each Fund.

FFS Forum Fund Services, LLC, distributor of each Fund's shares.

FSS Forum Shareholder Services, LLC, transfer agent and distribution disbursing agent of each Fund.

Fund Each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund, series of the Trust.

Fitch                   Fitch, Inc.

Government Securities   Securities issued or guaranteed by the U.S. Government,
                        its agencies or instrumentalities.

Moody's                 Moody's Investors Service.

NAV                     Net asset value per share.

NRSRO                   A nationally recognized statistical rating organization.

Portfolio               Each of Treasury Cash Portfolio, Government Portfolio,
                        Government Cash Portfolio and Cash Portfolio, series of
                        Core Trust.

SEC                     U.S. Securities and Exchange Commission.

S&P                     Standard & Poor's Corporation, a Division of the McGraw
                        Hill Companies.

Treasury Securities     Securities issued or guaranteed by the U.S. Treasury
                        (see Prospectuses).

Trust                   Forum Funds.

1933 Act                Securities Act of 1933, as amended.

1940 Act                Investment Company Act of 1940, as amended.

CORE AND GATEWAY(R) STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Under this structure, each Fund invests substantially all of its assets in a separate Portfolio of Core Trust, another open-end, management investment company which has the same investment objectives and substantially similar investment policies as the investing Fund, as follows:

----------------------------------------------- --------------------------------
Daily Assets Treasury Obligations Fund          Treasury Cash Portfolio
----------------------------------------------- --------------------------------
Daily Assets Government Fund                    Government Portfolio
----------------------------------------------- --------------------------------
Daily Assets Government Obligations Fund        Government Cash Portfolio
----------------------------------------------- --------------------------------
Daily Assets Cash Fund                          Cash Portfolio
----------------------------------------------- --------------------------------

A.       CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

B        ADDITIONAL INFORMATION

Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information concerning any other investment companies that invest in a Portfolio, investors may contact FFS at (800) 754-8757.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment objectives, principal investment strategies and principal risks. Unless otherwise indicated below, the discussion of the investment policies of a Portfolio also refers to the investment policies a Fund that invests therein.

A.       SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Portfolio normally must invest at least 95% of its total assets in securities that are rated in the highest short-term rating category (by NRSRO's such as S&P) for debt obligations, or are unrated and determined to be of comparable quality. Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Core Trust Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. Core Trust has also established procedures to ensure that portfolio securities meet a Portfolio's high quality criteria.


Pursuant to Rule 2a-7, the Core Trust Board and the Board have established procedures to stabilize a Portfolio's and a Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Portfolio's or Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the respective Boards of Core Trust and the Trust will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

FIXED INCOME SECURITIES


1.       GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime-lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.


Cash Portfolio may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Portfolio may purchase adjustable rate mortgage backed or other asset-backed securities (such as Small Business Association Securities) that are Government Securities. Treasury Cash Portfolio may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of asset-backed securities.


ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.


ZERO COUPON SECURITIES Government Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolio may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.


The Portfolio must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because the Portfolio distributes all of its net investment income, the Portfolio may have to sell Portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.


2.       RISKS


INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. Each Portfolio may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize asset-backed securities  depends,  in part,  upon the  ability  of the  Adviser  to  forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of the asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of the asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of asset-backed securities. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Portfolio's yield. To the extent that a Portfolio purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.


C.       REPURCHASE AGREEMENTS AND SECURITIES LENDING

1.       GENERAL

Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, a Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Portfolio will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing, but are not considered borrowing if a Portfolio maintains a segregated account.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed-delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

F.       ILLIQUID SECURITIES

1.       GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty-satisfying redemptions.

There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Core Trust Board has delegated the function of making determinations of liquidity for each Portfolio to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

Each Fund has adopted the same investment limitations as the Portfolio in which it invests. The investment objective of a Portfolio and Fund is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Portfolio or Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.


A fundamental policy of a Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund (or interests of a Portfolio); or (2) 67% of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders (or interestholders in the case of a Portfolio) meeting at which the holders of more than 50% of the outstanding shares of the Fund (or interests of a Portfolio) are present or represented. A nonfundamental policy of a Fund, including any Fund policy to invest at least 80% of its net assets (including borrowing) in certain types of securities, may be changes by the Board without shareholder approval. A nonfundamental policy of a Portfolio, including any Portfolio policy to invest at least 80% of its net assets (including borrowing) in certain types of securities, may be changes by the Core Trust Board without interestholder approval. In the event, however, that a Fund or Portfolio changes its policy to invest 80% of its net assets in certain types of securities, the Fund or Portfolio will notify shareholders or interestholders, respectively, at least 60 days before such change becomes effective. Any Fund or Portfolio policy to invest at least 80% of its net assets in certain types of securities is described in the Prospectus.


For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.       FUNDAMENTAL LIMITATIONS

1.       GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase securities, other than a Government Security, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

CONCENTRATION Purchase securities, other than Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

REAL ESTATE Purchase or sell real estate or any interest therein (including limited partnership interests), except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

SENIOR SECURITIES Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

LENDING Make loans, except that the Portfolio may: (1) purchase debt securities which are otherwise permissible investments; (2) enter into repurchase agreements; and (3) lend portfolio securities, but not in an amount greater than 33 1/3% of the value of the Portfolio's total assets.


PLEDGING Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecation's for this purpose.


OPTIONS Write put and call options.

INVESTING FOR CONTROL Invest for the purpose of exercising control over any person.

RESTRICTED SECURITIES  Purchase restricted securities.

2.       TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO AND CASH PORTFOLIO

Each Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS

1.       GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

SECURITIES WITH VOTING RIGHTS Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

2.       TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO AND CASH PORTFOLIO

Each Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENTS BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------


A.       INVESTMENT BY SHAREHOLDERS TTHAT AARE BANKS - GOVERNMENT CASH PORTFOLIO


Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including disposing of Portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Portfolio may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio interests will be evaluated by bank examiners.

Before acquiring shares of Daily Assets Government Obligations Fund (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Obligations Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Obligations Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Government Cash Portfolio will make available to Daily Assets Government Obligations Fund's investors' information relating to the size and composition of its portfolio.

B.       INVESTMENT  BY SHAREHOLDERS  THAT  ARE  CREDIT  UNIONS - TREASURY  CASH
         PORTFOLIO

Treasury Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolio limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Portfolio may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security; (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. The Portfolio may also invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO


Government Cash Portfolio limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to those that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
o    The performance of other mutual funds.
o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.

C.       SEC YIELD

Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by (1) dividing the net change in the value of the Fund during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing a Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

D.       TOTAL RETURN CALCULATIONS

A Fund's or class' total return shows its overall change in value, assuming that all of the Fund's or class' distributions are reinvested.

1.       AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund or class: (1) determines the growth or decline in the value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year to year performance of a Fund or class.

Average annual total return is calculated according to the following formula:

        P(1+T)n = ERV

        Where:
                P    =  a hypothetical initial payment of $1,000
                T    =  average annual total return
                n    =  number of years
                ERV  =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in Fund's or class' returns, shareholders should recognize that they are not the same as actual year-to-year results.


2.       OTHER MEASURES OF TOTAL RETURN


Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's or class's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

        PT = (ERV/P-1)

        Where:
                PT  =  period total return
                The other definitions are the same as in average annual total return above

E.       OTHER MATTERS

A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of a Portfolio's portfolio managers and the portfolio management staff of a Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and (9) a comparison of a Fund's or class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund or class may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT

--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment securities and practices, and discuss other matters affecting each Fund.

----------------------------- ------------------ ----------------------------------------------------------------------
NAME,                         POSITION WITH      PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS               THE TRUST          PAST 5 YEARS
----------------------------- ------------------ ----------------------------------------------------------------------
John Y. Keffer*               Chairman and       Member and Director,Forum Financial Group, LLC (a mutual fund
Born:  July 15, 1942          President          services holding company)
Two Portland Square                              Director, various affiliates of Forum Financial Group, LLC including
Portland, ME 04101                               Forum Fund Services, LLC (Trust's underwriter)
                                                 Chairman/President of three other investment companies for which
                                                 Forum Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
Costas Azariadis              Trustee            Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                         Visiting Professor of Economics, Athens University of Economics and
Department of Economics                          Business 1998 - 1999
University of California                         Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                            Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
James C. Cheng                Trustee            President, Technology Marketing Associates
Born:  July 26, 1942                             (marketing company for small and medium sized businesses in New
27 Temple Street                                 England)
Belmont, MA 02718                                Trustee of one other investment company for which Forum Financial
                                                 Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
J. Michael Parish             Trustee            Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                          Trustee of one other  investment  company for which  Forum  Financial
40 West 57th Street                              Group, LLC provides services
New York, NY 10019
----------------------------- ------------------ ----------------------------------------------------------------------
Thomas G. Sheehan             Vice President     Director of Business Development, Forum Financial Group, LLC
Born:  July 15, 1954                             since 2001
Two Portland Square                              Managing Director and Counsel, Forum Financial Group, LLC from
Portland, ME 04101                               1993 to 2001
                                                 Vice President of two other investment companies for which
                                                 Forum Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------
Lisa J. Weymouth              Vice President     Director and Manager, Forum Shareholder Services, LLC (transfer
Born:  May 4, 1968                               agent)
Two Portland Square                              Director, Forum Administrative Services, LLC (mutual fund
Portland, Maine  04101                           administrator) since 2001
----------------------------- ------------------ ----------------------------------------------------------------------

Ronald H. Hirsch              Treasurer          Managing Director, Operations/Fund Accounting since 1999
Born:  October 14, 1943                          Member of the Board - Citibank  Germany 1991 - 1998
Two Portland Square                              Treasurer, Forum Financial Group, LLC and various of its affiliates
Portland,  ME 04101                              including Forum Fund Services, LLC (Trust's Underwriter)
                                                 Treasurer of five other investment companies for which
                                                 Forum Financial Group, LLC provides services

----------------------------- ------------------ ----------------------------------------------------------------------
Leslie K. Klenk               Secretary          Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                           Associate General Counsel,  Smith Barney Inc. (brokerage firm) 1993 -
Two Portland Square                              1998
Portland, ME 04101                               Secretary of two other investment companies for which Forum
                                                 Financial Group, LLC provides services
----------------------------- ------------------ ----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex, which includes all series of Forum Funds and Core Trust for the fiscal year ended August 31, 2001.

---------------------------------------- ------------------------------------- --------------------------------------
                                                                                      TOTAL COMPENSATION FROM
                                                     COMPENSATION                            TRUST AND
TRUSTEE                                             FROM THE FUNDS                         FUND COMPLEX
---------------------------------------- ------------------------------------- --------------------------------------
John Y. Keffer                                            $0                                    $0
---------------------------------------- ------------------------------------- --------------------------------------

Costas Azariadis                                        $2,960                                $14,250

---------------------------------------- ------------------------------------- --------------------------------------

James C. Cheng                                          $2,960                                $14,250

---------------------------------------- ------------------------------------- --------------------------------------

J. Michael Parish                                       $2,960                                $14,250

---------------------------------------- ------------------------------------- --------------------------------------

C.       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

-------------------------------- ----------------- ------------------------------------------------------------------

NAME, AGE                        POSITION WITH     PRINCIPAL OCCUPATION(S) DURING
AND ADDRESS                      THE TRUST         PAST 5 YEARS

-------------------------------- ----------------- ------------------------------------------------------------------
John Y. Keffer*                  Chairman and      Member and Director,  Forum Financial  Group,  LLC (a mutual fund
Born:  July 15, 1942             President         services holding company)
Two Portland Square                                Director,  various  affiliates  of  Forum  Financial  Group,  LLC
Portland, ME 04101                                 including Forum Fund Services, LLC (Trust's placement agent)
                                                   Trustee/President of  three other investment companies for  which
                                                   Forum Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
Costas Azariadis                 Trustee           Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                           Visiting Professor of Economics, Athens University of Economics
Department of Economics                            and Business 1998 - 1999
University of California                           Trustee  of  one  other   investment   company  for  which  Forum
Los Angeles, CA 90024                              Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
James C. Cheng                   Trustee           President, Technology Marketing Associates
Born:  July 26, 1942                               (marketing company for small and medium sized businesses in New
27 Temple Street                                   England)
Belmont, MA 02718                                  Trustee  of  one  other   investment   company  for  which  Forum
                                                   Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------

J. Michael Parish                Trustee           Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                            Trustee of one other investment company for which Forum
40 West 57th Street                                Financial Group, LLC provides services
New York, NY 10019

-------------------------------- ----------------- ------------------------------------------------------------------

-------------------------------- ----------------- ------------------------------------------------------------------
NAME, AGE                        POSITION WITH     PRINCIPAL OCCUPATION(S) DURING
AND ADDRESS                      THE TRUST         PAST 5 YEARS
-------------------------------- ----------------- ------------------------------------------------------------------

David I. Goldstein               Vice President    Director of Business Development, Forum Financial Group, LLC
Born: August 3, 1961                               since 2000
Two Portland Square                                Managing Director and General Counsel, Forum Financial Group,
Portland, ME 04101                                 LLC 1991 to 2000
                                                   Secretary, Forum Financial Group, LLC and its various affiliates including Forum Fund Services, LLC
-------------------------------- ----------------- ------------------------------------------------------------------
Ronald H. Hirsch                 Treasurer         Managing Director, Operations/Fund Accounting, Forum Financial
Born: October 14, 1943                             Group, LLC since 1999
Two Portland Square                                Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                                 Treasurer, Forum Financial Group, LLC and various of its
                                                   affiliates including Forum Fund Services, LLC Officer of
                                                   five other investment companies for which Forum
                                                   Financial Group, LLC provides services
-------------------------------- ----------------- ------------------------------------------------------------------
Leslie K. Klenk                  Secretary         Counsel, Forum Financial Group, LLC since 1998
Born: August 24, 1964                              Associate  General  Counsel,  Smith Barney Inc. (brokerage firm)
Two Portland Square                                1993 - 1998
Portland, ME 04101                                 Officer of two other investment companies for which Forum
                                                   Financial Group, LLC provides services

-------------------------------- ----------------- ------------------------------------------------------------------


D.       INVESTMENT ADVISER


1.       SERVICES OF ADVISER

Forum Investment Advisors, LLC serves as the investment adviser to each Portfolio pursuant to an investment advisory agreement with Core Trust (the "Investment Advisory Agreement"). Under the Investment Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Portfolio (except Government Portfolio) since its inception. Mr. Fischer has over 25 years of experience in the money market industry.

2.       FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets.

Table 1 in Appendix C shows the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio. This information is provided for the past three years.

3.       OTHER PROVISIONS OF ADVISER'S AGREEMENT


The Investment Advisory Agreement with respect to a Portfolio must be approved at least annually by the Core Trust Board or by majority vote of the interestholders of a Portfolio, and in either case by a majority of the Disinterested Trustees.

The Investment Advisory Agreement is terminable with respect to each Portfolio without penalty by the Core Trust Board on 60 days' written notice when authorized either by majority vote of the Portfolio's outstanding voting interests or by a majority vote of the Core Trust Board, or by the Adviser on 90 days' written notice to Core Trust. The Investment Advisory Agreement terminates immediately upon assignment.


Under the Investment Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

E.       DISTRIBUTOR

1.       SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS' agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

2.       FEES

FFS does not receive a fee for any distribution services performed under the Distribution Agreement except the distribution service fees with respect to the shares of those Classes for which a plan is effective.

3.       OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS' officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.


F.       DISTRIBUTION PLAN - INVESTOR SHARE CLASS


In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Investor Shares of each Fund. The Plan provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.50% of the average daily net assets of the Investor Shares of each Fund
(except Daily Assets Government Fund) as compensation for FFS' services as distributor. FFS also receives a fee at an annual rate of 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund as compensation for its services under the Plan. The Board's approval of the Plan was contingent on the Trust limiting any payments under the Plan to 0.30% of the average daily net assets of the Investor Shares of each Fund (except Daily Assets Government Fund) without further Board approval.

The Plan provides that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Class shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates each Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect with respect to a Fund's Investor Shares for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the a majority vote of the outstanding shares of the Fund's Investor Shares or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution with respect to a particular Fund pursuant to the Plan without shareholder approval (majority of outstanding voting shares of the Fund's Investor Shares) and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan with respect to the Investor Shares of a Fund at any time by majority vote of the Disinterested Trustees. The Plan may be terminated with respect to Investor Shares of a Fund or by majority vote of those shareholders.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years.

G.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR   -  THE TRUST

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund.

The Administration Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the Fund's outstanding voting securities and, in either case, by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund.

2.       ADMINISTRATOR  -  CORE TRUST

FAdS also manages all aspects of Core Trust's operations of each Portfolio. FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved with respect to a Portfolio at least annually by the Core Trust Board or by a majority of the Portfolio's outstanding voting interests and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs services for each Portfolio similar to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust (or any of Core Trust's interestholders) for any action or inaction in the administration of Core Trust, except for bad faith, willful misfeasance or gross negligence in the performance of FAdS' duties or obligations or by reason of FAdS' reckless disregard of its duties and obligations under the agreement. The Core Administration Agreement is terminable with respect to a Portfolio at any time, without penalty, by the Core Trust Board or FAdS on 60 days' written notice.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Portfolio to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Portfolio. This information is for the past three fiscal years.

3.       TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, each Fund pays FSS 0.25% of the average daily net assets of the Fund plus an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to a Fund must be approved at least annually by the Board or by majority of the Fund's outstanding voting securities, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.


Table 4 in Appendix C shows the dollar amount of the fees payable by each Fund to FSS, the amount of the fee waived by FSS, and the actual fees paid by each Fund. This information is for the past three fiscal years.


4.       SHAREHOLDER SERVICE PLAN


The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to Institutional Service Shares and Investor Shares of each Fund. Under the Shareholder Service Plan, a Fund may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets off Institutional Service Shares and Investor Shareseach. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Service Shares or Investor Shares.


Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees.

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of a Fund may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of a Fund's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in a Fund.


Table 5 in Appendix C shows the dollar amount of fees payable by each class of each Fund to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each class. This information is for the past three fiscal years.


5.       FUND ACCOUNTANT - THE TRUST

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

FAcS receives a fee from each Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by each Fund and is paid monthly based on the transactions and positions for the previous month.

The Fund Accounting Agreement with respect to a Fund must be approved at least annually by the Board or by majority of the Fund's outstanding voting securities, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control
FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS' contractual standard of care.

Under the Fund Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 6 in Appendix C shows the dollar amount of the fees payable by each Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees paid by each Fund.

6.       FUND ACCOUNTANT - CORE TRUST

FAcS performs similar services for the Portfolios pursuant to a portfolio and unitholder accounting agreement ("Accounting Agreement"). The Accounting Agreement must be approved annually with respect to a Portfolio by the Core Trust Board. The Accounting Agreement may be terminated with respect to a Portfolio, without penalty, by the Core Trust Board or FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FAcS and certain related parties are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under its agreement, FAcS prepares and maintains books and records of each Portfolio on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio ( and each investor therein) and prepares periodic reports to interestholders of the Portfolios and the SEC.


Effective January 1, 2002, each Portfolio will pay FAcS, for services rendered, $5,000 per month plus an additional $500 per month if the Portfolio has more than five interestholders. For certain tax services rendered each Portfolio will also pay FAcS $2,500 per year. Government Portfolio will also pay FAcS surcharges based on the number of securities positions held and its asset level. Prior to January 1, 2002, each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio each paid FAcS a fee at an annual rate of the lesser of 0.05% of the average daily net assets of the Portfolio or $48,000 while Government Portfolio paid FAcS $4,000 per month. Each Portfolio also paid surcharges based on the type and number of securities positions held and its asset level as well as a $500 monthly charge if the Portfolio had greater than five interestholders. Finally, each Portfolio also paid a tax fee to FAcS in the amount of $1,500 per year for certain tax services performed.


Table 6 in Appendix C shows the dollar amount of the fees payable by each Portfolio to FAcS, the amount of the fee waived by FAcS, and the actual fees paid by each Portfolio. The table also includes similar information for each Portfolio. This information is for the past three fiscal years.

7.       CUSTODIAN

As custodian, pursuant to an agreement with Core Trust, Forum Trust, LLC ("Custodian") safeguards and controls each Portfolio's cash and securities, determines income and collects interest on Portfolio investments. The Custodian may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the total average daily net assets of the Portfolios. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.

8.       SUBCUSTODIAN

Union Bank of California, N.A. serves as subcustodian of the Portfolio. The subcustodian is located at 445 South Figueroa Street, 5th Floor, Los Angeles, CA 90071.


Effective on or about March 1, 2002, Comerica Bank will become the subcustodian of each Portfolio. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.


9.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, pass upon legal matters in connection with the issuance of shares of the Trust.

10.      INDEPENDENT AUDITORS


KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of each Fund and Portfolio. The auditor audits the annual financial statements of each Fund and Portfolio. The auditor also reviews the tax returns and certain regulatory filings of each Fund and Portfolio.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Each Fund invests substantially all of its assets in its corresponding Portfolio and not directly in portfolio securities. Therefore, a Fund does not engage in portfolio transactions.

Purchases and sales of portfolio securities by each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. Core Trust does not anticipate that the Portfolios will pay brokerage commissions. However, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to a Portfolio's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

No Portfolio paid brokerage commissions during fiscal years ended August 31, 1998, 1999, 2000 and 2001.


A.       OTHER ACCOUNTS OF THE ADVISER


Investment decisions for a Portfolio are made independently from those of any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

Table 7 of Appendix C details a Portfolio's investments in dealers (or their parent companies) with whom it conducted portfolio transactions as of August 31, 2001.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at 1-800-94FORUM to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $7,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm  purchases  and  redemptions  to the financial  institution,  which will
provide  you  with  confirmations  and  periodic  statements.   A  Fund  is  not
responsible for the failure of any financial institution to carry out its obligations.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Funds' Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.       LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

G.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

H.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Core Trust Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

The tax-year end of each Fund is August 31 (the same as the Fund's fiscal year end).

This section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's investment must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

E.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally will be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control a class of a Fund, a Fund or the Trust.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of:


Austin Global Equity Fund                       Investors Bond Fund
BrownIA Growth Equity Fund                      Maine TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                   Mastrapasqua Growth Value Fund
BrownIA Maryland Bond Fund                      New Hampshire TaxSaver Bond Fund
Daily Assets Cash Fund(1)                       Payson Balanced Fund
Daily Assets Government Fund(1)                 Payson Value Fund
Daily Assets Government Obligations Fund(1)     Polaris Global Value Fund
Daily Assets Treasury Obligations Fund(2)       Shaker Fund(3)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Fountainhead Kaleidoscope Fund                  Winslow Green Growth Fund
Fountainhead Special Value Fund


(1) The Trust offers shares of beneficial interest in Institutional, Institutional Service and Investor Shares of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.
(2) The Trust offers shares of beneficial interest in Institutional Service and Investor Shares of this series. Each class of the Fund may have different expense ratio and its expenses will affect each class' performance.
(3) The Trust offers share of beneficial interest in Institutional Shares, A Shares, B Shares and C Shares of this series. Each class of the Fund may have different expense ratio and its expenses will affect each class' performance.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Not all classes or Funds of the Trust may be available in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Portfolios' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios.

The Trust and each Fund will continue indefinitely until terminated.

2.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

3.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

4.       FUND OWNERSHIP


As of December 27, 2001, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.


Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed in Table 8 in Appendix C.


From time to time, certain shareholders may own a large percentage of the shares of a Fund or class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 27, 2001, the following persons beneficially or of record owned 25% or more of the shares of a Fund or class (or of the Trust) and may be deemed to control the Fund or the class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

DAILY ASSETS TREASURY OBLIGATIONS                                                                    % OF            % OF
FUND                                 NAME AND ADDRESS                              SHARES           CLASS            FUND

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Institutional Shares                 Stratevest & Co.                         106,886,552           61.88           56.34
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

                                     Stratevest & Co.                          65,830,523           38.11           34.70
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Institutional Service Shares         Auer & Co.                                4,941,884     29.13       12.61
                                     (recordholder)
                                     648 Grassmere Park Road
                                     Nashville, TN 37211
                                     Stratevest & Co.
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- ---------------
DAILY ASSETS GOVERNMENT FUND
------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Institutional Shares                 H.M. Payson & Co.                    17,196,318             60.64           52.35
                                     Custody Account(recordholder)
                                     P.O. Box 31
                                     Portland, ME 04112

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

                                     H.M. Payson & Co.                         10,829,999           38.19           32.97
                                     (recordholder)
                                     P.O. Box 31
                                     Portland, ME 04112

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Institutional Service Shares         Retirement Planning Strategies             1,767,038           44.85            5.38
                                     TCW Balanced Fund, NY

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Investor Shares                      Daniel F. Dent & Co., Inc.           168,750            30.79       0.51
                                     2 East Read Street
                                     Baltimore, MD 21202


------------------------------------ ---------------------------------- ------------------ --------------- ---------------

------------------------------------ ---------------------------------- ------------------ --------------- --------------

DAILY ASSETS GOVERNMENT                                                                              % OF           % OF
OBLIGATIONS FUND                     NAME AND ADDRESS                              SHARES           CLASS           FUND

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Institutional Shares                 Stratevest & Co.                          34,033,033      71.85           30.19
                                     (recordholder)
                                     P.O. box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

                                     Stratevest & Co.                          13,332,101           28.15           11.83
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Institutional Service Shares         Stratevest & Co.                          45,154,107           69.39           40.06
                                     (recordholder)
                                     P. O. Box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- --------------

Investor Shares                      Robots Road Associates                       251,440           86.71           0.22
                                     C/o Boulos Property Management
                                     One Canal Plaza
                                     Portland, ME 04101

------------------------------------ ---------------------------------- ------------------ --------------- --------------

                                                                                                     % OF           % OF
DAILY ASSETS CASH FUND               NAME AND ADDRESS                              SHARES           CLASS           FUND

------------------------------------ ---------------------------------- ------------------ --------------- --------------

Institutional Shares                 Stratevest & Co.                          42,456,935           72.18          35.95
                                     (recordholder)
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

------------------------------------ ---------------------------------- ------------------ --------------- ---------------

Investor Shares                      Fiserv Securities                            336,388           48.35            0.28
                                     (recordholder)
                                     2005 Market St.
                                     One Commerce Square
                                     Philadelphia, PA 19103

------------------------------------ ---------------------------------- ------------------ --------------- --------------

                                     Employee Benefit Management                  257,404           37.00           0.22
                                     47 Portland Street
                                     Portland, ME 04101

------------------------------------ ---------------------------------- ------------------ --------------- --------------

5.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

C.       REGISTRATION STATEMENT


This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's internet web site at WWW.SEC.GOV.


Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

D.       FINANCIAL STATEMENTS

The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 2001, which are included in the Funds' Annual Report to Shareholders are incorporated herein by reference. These financial statements are the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P


AAA          An obligation rated AAA has the highest rating assigned by Standard
             &  Poor'sS&P.   The  obligor's   capacity  to  meet  its  financial
             commitment on the obligation is extremely strong.


AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
           Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
           Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
           High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage of fixed financial  charges and high internal cash generation.
                o Well-established  access to a range of  financial  markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


NOT             Issuers  rated  Not Prime  do not fall  within  any of the Prime
PRIME           rating categories.

S&P


A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

APPENDIX B - PERFORMANCE DATA
--------------------------------------------------------------------------------

For the seven-day period ended August 31, 2001, the annualized yields of each class of each Fund were as follows:

                                                                          7 DAY                             30 DAY
                                                         7 DAY          EFFECTIVE           30 DAY         EFFECTIVE
                                                         YIELD            YIELD             YIELD            YIELD
DAILY ASSETS TREASURY OBLIGATIONS FUND

     Institutional Service Shares                        3.12%            3.17%             3.17%            3.21%
     Institutional Shares                                3.37%            3.43%             3.42%            3.47%

DAILY ASSETS GOVERNMENT FUND

     Investor Shares                                     2.97%            3.01%             3.03%            3.08%
     Institutional Service Shares                        3.27%            3.32%             3.33%            3.38%
     Institutional Shares                                3.37%            3.43%             3.58%            3.64%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

     Investor Shares                                     2.90%            2.93%             2.87%            2.91%
     Institutional Service Shares                        3.35%            3.40%             3.32%            3.37%
     Institutional Shares                                3.60%            3.66%             3.57%            3.63%

DAILY ASSETS CASH FUND

     Investor Shares                                     2.87%            2.91%             2.96%            3.00%
     Institutional Service Shares                        3.32%            3.38%             3.41%            3.46%
     Institutional Shares                                3.57%            3.64%             3.66%            3.72%


APPENDIX C - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1- INVESTMENT ADVISORY FEES

The fees payable by the Portfolios under the Investment Advisory Agreement were:



YEAR ENDED AUGUST 31,                                         CONTRACTUAL FEE          FEE WAIVED            FEE PAID
TREASURY CASH PORTFOLIO
      Year ended August 31, 2001                                     $154,049                  $0            $154,049
      Year ended August 31, 2000                                      140,443                   0             140,443
      Year ended August 31, 1999                                      105,930                   0             105,930

GOVERNMENT PORTFOLIO

     2001                                                              19,412              19,412                   0
     2000                                                              16,754              16,754                   0
     Year ended August 31, 1999                                        20,197                   0              20,197

GOVERNMENT CASH PORTFOLIO

     Year ended August 31, 2001                                       290,991                   0             290,991
     Year ended August 31, 2000                                       288,058                   0             288,058
     Year ended August 31, 1999                                       303,532                   0             303,532

CASH PORTFOLIO

     Year ended August 31, 2001                                       606,795                   0             606,795
     Year ended August 31, 2000                                       565,516                   0             565,516
     Year ended August 31, 1999                                       266,660                   0             266,660


TABLE 2 - INVESTOR SHARES' DISTRIBUTION FEES


The fees  payable by Investor  Shares of each Fund under the 12b-1  Distribution
Plan were:

YEAR ENDED AUGUST 31,                                         CONTRACTUAL FEE          FEE WAIVED            FEE PAID
DAILY ASSETS GOVERNMENT FUND

     2001                                                                 $648                $648                  $0
     2000                                                                  994                 994                   0
     1999                                                                  712                 712                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     2001                                                                  986                   7                 979
     2000                                                                  945                 153                 792
     1999                                                                   26                  26                   0
DAILY ASSETS CASH FUND
     2001                                                                2,203               1,180               1,023
     2000                                                                6,585               2,950               3,635
     1999                                                                  640                 640                   0

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement were:



YEAR ENDED AUGUST 31,                                          CONTRACTUAL FEE         FEE WAIVED            FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND

     2001                                                              $87,143            $87,143                  $0
     2000                                                               57,610             57,610                   0
     1999                                                               52,465             52,465                   0
DAILY ASSETS GOVERNMENT FUND
     2001                                                               19,369             19,369                   0
     2000                                                               16,705             16,705                   0
     1999                                                               20,109             20,109                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     2001                                                               48,219             43,659               4,560
     2000                                                               34,779             31,040               3,739
     1999                                                               22,178             22,178                   0
DAILY ASSETS CASH FUND
     2001                                                               51,244             37,877              13,367
     2000                                                               44,941             39,394               5,547
     1999                                                               35,746             35,746                   0


The fees payable by the Portfolios under the Core Administration Agreement were:


YEAR ENDED AUGUST 31,                                          CONTRACTUAL FEE         FEE WAIVED            FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 2001                                       $234,753                 $0            $234,753
     Year ended August 31, 2000                                        212,726                  0             212,726
     Year ended August 31, 1999                                        153,011                  0             153,011

GOVERNMENT PORTFOLIO
     2001                                                               19,412             19,412                   0
     2000                                                               16,754             16,754                   0
     1999                                                               20,197             20,197                   0
GOVERNMENT CASH PORTFOLIO

     Year ended August 31, 2001                                        443,479                  0             443,479
     Year ended August 31, 2000                                        436,043                  0             436,043
     Year ended August 31, 1999                                        438,060                  0             438,060

CASH PORTFOLIO

     Year ended August 31, 2001                                        924,827                  0             924,827
     Year ended August 31, 2000                                        857,926                  0             857,926
     Year ended August 31, 1999                                        385,799                  0             385,799


TABLE 4 - TRANSFER AGENCY FEES

The fees payable by the Funds under the Transfer Agency Agreement were:



YEAR ENDED AUGUST 31,                                         CONTRACTUAL FEE          FEE WAIVED            FEE PAID

DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     2001                                                             $26,741             $16,238             $10,503
     2000                                                              21,871              11,569              10,302
     1999                                                              19,157               7,223              11,934
Institutional Shares
     2001                                                              95,892               6,467              89,425
     2000                                                              68,496               5,745              62,751
     1999                                                              63,155              36,847              26,308
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     2001                                                              15,586               9,105               6,481
     2000                                                              17,322               8,518               8,804
     1999                                                              21,102              11,025              10,077
Institutional Shares
     2001                                                              31,036              23,870               7,166
     2000                                                              27,395              18,354               9,041
     1999                                                              29,243              20,824                 819
Investor Shares
     2001                                                              13,645               7,305               6,340
     2000                                                              14,255               5,879               8,376
     1999                                                              12,707              12,688                  19
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares

     2001                                                              64,487              28,655              35,832
     2000                                                              48,623              11,569              37,054
     Year ended August 31, 1999                                        26,211                   0              26,211

Institutional Shares
     2001                                                              36,225               6,300              29,925
     2000                                                              30,893               9,364              21,529
     1999                                                              28,042              20,559               7,483
Investor Shares

     2001                                                              12,989              12,989                   0
     2000                                                              12,864               4,711               8,153
     1999                                                              12,062              12,062                   0
DAILY ASSETS CASH FUND
Institutional Service Shares
     2001                                                             $68,137             $31,899             $36,238
     2000                                                              62,582              10,670              51,912
     1999                                                              44,383                   0              44,383
Institutional Shares
     2001                                                              37,953              11,598              26,355
     2000                                                              33,738              12,708              21,030
     1999                                                              33,137              18,933              14,204
Investor Shares
     2001                                                              14,962               8,120               6,842
     2000                                                              18,316               8,819               9,497
     1999                                                              13,095                   0              13,095


TABLE 5 - SHAREHOLDER SERVICES FEES


The fees payable by the funds under the Shareholder Services Plan were:



YEAR ENDED AUGUST 31,                                      CONTRACTUAL FEE           FEE WAIVED             FEE PAID

DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     2001                                                          $35,390               $7,353              $28,037
     2000                                                           23,735                9,886               13,849
     1999                                                           17,320               17,320                    0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     2001                                                            7,001                7,001                    0
     2000                                                           10,188               10,188                    0
     1999                                                           17,533               17,533                    0
Investor Shares
     2001                                                            1,080                1,080                    0
     2000                                                            1,657                1,657                    0
     1999                                                            1,186                1,186                    0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     2001                                                          125,589               13,674              111,915
     2000                                                           86,205               21,140               65,065
     1999                                                           33,862               29,859                4,033
Investor Shares

     2001                                                              822                    6                  816
     2000                                                              787                  337                  450
     1999                                                               26                   26                    0
DAILY ASSETS CASH FUND
Institutional Service Shares
     2001                                                         $131,799              $26,491             $105,308
     2000                                                          118,498               28,787               89,711
     1999                                                           77,200               46,584               30,616
Investor Shares
     2001                                                            1,836                  817                1,019
     2000                                                            5,487                  944                4,543
     1999                                                              540                  540                    0


TABLE 6 - FUND ACCOUNTING FEES

The fees payable by the Funds under the Fund Accounting Agreement were:



YEAR ENDED AUGUST 31,                                       CONTRACTUAL FEE            FEE WAIVED            FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Year ended August 31, 2001                                       $37,900           $(37,900)                  $0
     2000                                                              37,500              37,500                   0
     1999                                                              37,250              37,250                   0

DAILY ASSETS GOVERNMENT FUND
     2001                                                              37,900              37,900                   0
     2000                                                              37,500              37,500                   0
     1999                                                              37,250              37,250                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     2001                                                              37,900              37,900                   0
     2000                                                              37,500              37,500                   0
     1999                                                              37,250              37,250                   0
DAILY ASSETS CASH FUND
     2001                                                              37,900              37,900                   0
     2000                                                              37,500              37,500                   0
     1999                                                              37,250              37,250                   0

The fees payable by the Portfolios under the Core Accounting Agreement were:

                                                               CONTRACTUAL FEE         FEE WAIVED            FEE PAID
TREASURY CASH PORTFOLIO

     Year ended August 31, 2001                                        $49,500               $  0             $49,500
     2000                                                               49,500                  0              49,500
     1999                                                               49,500                  0              49,500

GOVERNMENT PORTFOLIO
     2001                                                               49,500              9,566              39,934
     2000                                                               49,500             16,000              33,500
     1999                                                               49,500             39,899               9,601
GOVERNMENT CASH PORTFOLIO

     Year ended August 31, 2001                                        $49,500                  0              49,500
     Year ended August 31, 2000                                         49,500                  0              49,500
     Year ended August 31, 1999                                         49,500                  0              49,500
CASH PORTFOLIO
     Year ended August 31, 2001                                         49,500                  0              49,500
     Year ended August 31, 2000                                         49,500                  0              49,500
     Year ended August 31, 1999                                         49,500                  0              49,500
      Year ended August 31, 1998                                        48,000                  0              48,000


TABLE 7 - SECURITIES OF REGULAR BROKER-DEALERS


As of August 31, 2001, a Portfolio's investments in dealers (or their parent companies) with whom it conducted portfolio transactions were:

                                                                           VALUE
CASH PORTFOLIO
Bank of America                                                       95,000,000
Bear Stearns                                                          75,000,000

TABLE 8 - 5% SHAREHOLDERS


As of December 127, 2001, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Trust. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.


As of the same date, no shareholder beneficially owned more than 25% of the outstanding shares of the Trust as a whole.


                                                                                                      % OF          % OF
                                  NAME AND ADDRESS                                    SHARES         CLASS          FUND

DAILY ASSETS TREASURY
OBLIGATIONS FUND

Institutional Shares              Stratevest & Co.                               106,886,552       61.88          56.34
                                  (recordholder)
                                  P.O. Box 2499
                                  Brattleboro, VT 05303
                                  Stratevest & Co.                          65,830,523              38.11          34.70
                                  (recordholder)
                                  P.O. Box 2499
                                  Brattleboro, VT 05303
Institutional Services Shares     Auer & Co.                               4,941,884                 29.13      2.61
                                  (recordholder)
                                  C/o Bankers Trust Co.
                                  A-C 94585
                                  648 Grassmere Park Road
                                  Attn: Mutual Funds - 2nd Floor
                                  Nashville, TN 37211
                                  Auer & Co.                                      2,505,1410         14.76          1.32
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211
                                  Stratevest & Co.                         2,062,406                 12.16          1.09
                                  (recordholder)
                                  P.O. Box 2499
                                  Brattleboro, VT 05303
                                  Holland Company, Inc.                    1,661,000                 9.79            0.88
                                  Confidential
                                  Tom or Dan Holland
                                  153 Howland Ave
                                  Adams, MA 01220
                                  Canyon Ranch Mgmt. LLC                        1,142,630            6.73          0.60
                                  C/o Midland Loan Services, Inc.
                                  210 W 10th Street
                                  Kansas City, MO 64105Adams Plumbing
                                  & Heating, Inc.
                                  P. O. Box 126
                                  Adams, MA 01220
                                  Auer & Co.                                      982,642                   5.79      0.52
                                  (recordholder)
                                  C/o Bankers Trust Co.
                                  A-C 94583
                                  648 Grassmere Park Rd.
                                  Attn. Mutual Funds
                                  Nashville, TN 37211



                                                                                                      % OF          % OF
                                  NAME AND ADDRESS                                    SHARES         CLASS          FUND
DAILY ASSETS GOVERNMENT FUND

Institutional Shares              H.M. Payson & Co.                                  7,196,318        60.64     52.35
                                  (recordholder)
                                  P. O. Box 31
                                  Portland, ME 04112
                                  G.       Linn T. Hodge-Randy
                                  Slaughter Ttee
                                  FBO Linn T. Hodge & Sons Inc.
                                  P-S Plan
                                  11150 Olympic Blvd. Suite 950
                                  Los Angeles, CA 90064-1817
                                  H.M. Payson & Co.                                 10,829,999     38.19        32.97
                                  (recordholder)
                                  P. O. Box 31
                                  Portland, ME 04112
                                  George H. Warren
                                  104 Mill Street
                                  Newport, RI 02840
Institutional Service Shares      Retirement Planning Strategies                      1,767,038     44.85        5.38
                                  TCW Balanced Fund, NY
                                  Joel Grossman, Ttee
                                  FBO SFUR DB Pension Plan
                                  DTD 1-1-95
                                  1570 Madruga Avenue PH 3
                                  Coral Gables, FL 33146
                                  Edgar W. Flavell                                     379,048      9.62      1.15
                                  (recordholder)
                                  2448 Sharon Oaks Drive
                                  Menlo Park, CA 94025
                                  Kenney Scott Atkins, Ttee
                                  FBO Kenney Scott Atkins MD PC
                                  P.O Box 1163
                                  Blue Ridge Drive
                                  Copperhill, TN 37317
                                  Retirement Planning Strategies                       325,478          8.26      0.99
                                  Vanguard GIC Fund, NY
                                  James R. Krsnich
                                  4128 Jasmine Ct.
                                  Wichita, KS 67226
                                  Forum Trust, LLC                          256,459      6.51      0.78
                                  (recordholder)
                                  P. O. Box 382748
                                  Cambridge, MA 02238-2748Two Portland
                                  Square
                                  Portland, ME 04101
                                  Forum Trust, LLC IRA CUST
                                  FBO Norma I. Halbersma
                                  7520 Kennedy Road
                                  Sebastopol, CA 95472
                                  Retirement Planning Strategies                     237,338          6.02          0.72
                                  MFS Small Cap Fund, NY




Investor Shares                   Daniel F. Dent & Co., Inc.                         168,750         30.79          0.51
                                  2 East Read Street
                                  Baltimore, MD 21202
                                  Linn T. Hodge-Randy Slaughter                       51,106          9.33          0.16
                                  (recordholder)
                                  11150 Olympic Blvd., Suite 950
                                  Los Angeles, CA 90064-1817
                                  George H. Warren                                    30,662          5.60          0.09
                                  104 Mill Street
                                  Newport, RI 02840
                                  Joel Grossman                                       30,020          5.48          0.09
                                  (recordholder)
                                  1570 Madruga Avenue, PH 3
                                  Coral Cables, FL 33146
                                  Kenney Scott Atkins                                 28,609          5.22          0.09
                                  (recordholder)
                                  P. O. Box 1163
                                  Blue Ridge Drive
                                  Copperhill, TN 37317



                                                                                                      % OF          % OF
                                  NAME AND ADDRESS                                    SHARES         CLASS          FUND

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Investor Shares (continued)       Stratevest & Co.                                     34,033,033     71.85     30.19
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350
                                  Forum Trust, LLC IRA CUST
                                  FBO John Nelson
                                  1811 Tramway Drive
                                  Sandy, UT 84092
                                  Stratevest & Co.                                    13,332,101     28.15     11.83
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350
                                  Forum Trust, LLC IRA CUST
                                  FBO Philip Daniel Ricaurte
                                  6044 Colcheste Place
                                  Charlotte, NC 28210
Institutional Service Shares      Stratevest & Co.                                    45,154,107      69.39      40.06
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350
                                  Mark A. Pierce &
                                  William V. Pierce, JT TEN
                                  2301 Crown Colony
                                  Arlington, TX 76011
Institutional Shares              The Dennis Group                                      5,016,880     7.71     4.45
                                  1391 Main Street
                                  Springfield, MA 01103
                                  H.M. Payson & Co.
                                  Custody Account
                                  FBO Customer Funds under Mgmt.
                                  P.O. Box 31
                                  Portland, ME 04112
                                  Auer & Co.                                           3,773,638     5.80     3.35
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211
                                  H.M. Payson & Co.
                                  Trust Account
                                  FBO Trust Funds under Mgmt.
                                  P.O. Box 31
                                  Portland, ME 04112
Institutional Service Shares      Holyoke Community College                               3,265,549     5.02      2.90
                                  303 Homestead Ave.
                                  Holyoke, MA 01040
                                  Landsdowne Parking Associates, LP
                                  C/o Meredith Management
                                  One Bridge Street #300
                                  Newton, MA 02458




Investor Shares                   Robots Road Associates                                251,440     86.71      0.22
                                  C/o Boulos Property Management
                                  One Canal Plaza
                                  Portland, ME 04101
                                  Edgar W. Flavell, Ttee
                                  FBO The Flavell Family Trust
                                  UAD 09-10-96 Trust A
                                  2448 Sharon Oaks Drive
                                  Menlo Park, CA 94025
                                  Central Computer Associates                            38,526    13.29      0.03
                                  P. O. Box 2668
                                  227 Water Street
                                  Augusta, ME 04338-2668
                                  Retirement Planning Strategies
                                  Vanguard GIC Fund, NY
                                                                                                      % OF          % OF
                                  NAME AND ADDRESS                                    SHARES         CLASS          FUND
DAILY ASSETS CASH FUND
Institutional Shares              Stratevest & Co.                                42,456,935         72.18         35.95
                                  (recordholder)
                                  P. O. Box 2499
                                  Brattleboro, VT 05350
                                  Spectrum Medical Group, PA                       6,136,017         10.43          5.19
                                  300 Professional Drive
                                  Scarborough, ME 04074-8433
                                  Maine Mutual Fire Insurance                      4,292,785          7.30          3.63
                                  44 Maysville Road
                                  P. O. Box 729
                                  Presque Isle, ME 04769
                                  H.M. Payson & Co.                                3,221,797          5.48          2.73
                                  (recordholder)
                                  P. O. Box 31
                                  Portland, ME 04112

Institutional Service Shares      Cambridge Credit Counseling Corp.                4,558,165          7.78          3.86
                                  67 Hunt Street
                                  Agawam, MA 01001
                                  A. W. Hastings & Co., LLC                        4,376,301          7.47          3.71
                                  2 Pearson Way
                                  Enfield, CT 06082
                                  Auer & Co.                                       4,048,575          6.91          3.43
                                  (recordholder)
                                  648 Grassmere Park Rd.
                                  Nashville, TN 37211




Investor Shares                   Fiserv Securities                                  336,388         48.35          0.28
                                  (recordholder)
                                  2005 Market Street
                                  One Commerce Square
                                  Philadelphia, PA 19103
                                  Employee Benefit Management                        257,404         37.00          0.22
                                  47 Portland Street
                                  Portland, ME 04101
                                  J. K. Macmillan                                     46,894          6.74          0.04
                                  3621 Maplewood Ave.
                                  Los Angeles, CA 90066


                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (12) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund dated September 20, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01-500238).

   (13) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).


(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers ( Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent
          Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(f)       None.

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


   (8) Shareholder Service Plan dated April 26, 2001 of Registrant relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(8) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

   (9) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).


   (2) Consent of Seward & Kissel LLP dated December 31, 2001 (filed herewith).


(j)       Consent  of   Independent   Auditors  dated  December 31, 2001  (filed
          herewith).

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan, effective April 26, 2001, adopted by Investor Shares of Shaker Fund (Exhibit incorporated by reference as filed as Exhibit
          (m)(3) in post-effective amendment No. 95 via EDGAR on May 4, 2001, accession number 0001004402-01-500062)).


   (4) Rule 12b-1 Plan for Shaker Fund dated April 26, 2001 (as amended September 11, 2001), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


(n)(1) 18f-3 plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).


   (2) 18f-3 Plan, dated April 26, 2001 (as amended September 11, 2001), adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (15) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
          (j)(4), (j)(5), (j)(6), (j)(7), (j)(8), (j)(9),  (j)(10),  (j)(11) and
          (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         10.02. INDEMNIFICATION

         (a)      Subject to the exceptions and limitations contained in Section
                  (b) below:

                  (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No  indemnification shall be provided  hereunder to a  Covered
                  Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                       (A)  By the court or other body approving the settlement;

                       (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                       (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; H.M. Payson & Co.; and Forum Investment Advisers, LLC include language similar to the following:

         "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of Post-Effective amendment No. 99 to the Trust's Registration Statement (accession number 0001004402-01-500152) and in Parts A and B of Post-Effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

         Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

         The following chart reflects the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Secretary                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC

                                              ................................... ...................................
                                              Assistant Secretary                 Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................

         Ronald H. Hirsch                     Treasurer                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies

         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies

(b)      H.M. Payson & Co.

         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Balanced Fund) contained in Parts A and B of Post-Effective amendment No. 99 (accession number 0001004402-01-500152) to the Trust's Registration Statement is incorporated by reference herein.

         The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)      Austin Investment Management, Inc.

         The  description  of Austin  Investment  Management,  Inc.  (investment adviser to Austin  Global  Equity  Fund)  contained in Parts A and B of
         Post-Effective      amendment     No.     99     (accession      number
         0001004402-01-500152)   to   the  Trust's  Registration  Statement,  is
         incorporated by reference herein.

         The  following  chart  reflects  the  director  and  officer of  Austin
         Investment  Management,  Inc.,  375  Park  Avenue,  New York,  New York
         10152, including his business connections, which are of a substantial nature.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management,
                                              Secretary                            Inc.

(d)      Brown Advisory Incorporated

         The description of Brown Advisory Incorporated ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund) contained in Parts A and B of Post-Effective amendment No. 103 (accession number 0001004402-01-500238) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown Advisory
                                              .................................... ..................................
                                              President, Chief Executive           Brown
                                              Officer, Trustee
                                              .................................... ..................................
                                              President                            The Maryland Zoological Society
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
         .................................... .................................... ..................................
         David L. Hopkins, Jr.                Treasurer                            Brown Advisory
                                              .................................... ..................................
                                              Chairman                             Brown
                                              .................................... ..................................
                                              Director                             Westvaco Corporation
                                              .................................... ..................................
                                              Director                             Metropolitan Opera Association
                                              .................................... ..................................
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              .................................... ..................................
                                              Trustee                              Maryland Historical Society
         .................................... .................................... ..................................
         Edward Dunn III                      Secretary                            Brown Advisory

(e)      Polaris Capital Management, Inc.

         The    description    of    Polaris    Capital     Management,     Inc.
         ("Polaris")(investment  adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective  amendment No. 103 (accession number
         0001004402-01-500238)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The  following  chart  reflects the  directors and officers of Polaris, including  their  business  connections,  which  are  of a  substantial
         nature.   The  address  of  Polaris  is  125  Summer  Street,   Boston,
         Massachusetts 02110 and, unless otherwise indicated below, that address is the  principal  business  address  of any  company  with  which  the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(f)      Mastrapasqua & Associates

         The   description  of   Mastrapasqua   &  Associates   ("Mastrapasqua")
         (investment  adviser to  Mastrapasqua  Growth Value Fund)  contained in
         Parts A and B of  Post-Effective  amendment No. 103  (accession  number
         0001004402-01-500238)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The   following   chart   reflects  the   directors   and  officers  of
         Mastrapasqua,  including  their  business  connections,  which are of a substantial  nature.  The address of Mastrapasqua is 814 Church Street,
         Suite 600, Nashville,  Tennessee, 37203 and, unless otherwise indicated
         below,  that address is the principal  business  address of any company
         with  which  the  directors  and  principal   executive   officers  are
         connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst

(g)      Trillium Asset Management Corporation

         The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of Post-Effective amendment No. 104 (accession number 0001004402-01-500264) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Joan Bavaria                         President, Board of Directors     Adviser
                                              Member, Treasurer
                                              ................................. .....................................

                                              President, Treasurer and          FRDC California Corporation
                                              Director                          (dissolved)
                                              ................................. .....................................
                                              President, Treasurer and          Franklin Insight, Inc. (Purchased
                                              Director  (formerly)              by the Adviser)
                                              ................................. .....................................
                                              Founding Co-Chair                 Coalition for Environmentally

                                                                                Responsible Economies
                                                                                Boston, MA
                                              ................................. .....................................
                                              Director (formerly)               Green Seal
                                                                                Washington, DC
                                              ................................. .....................................
                                              Director                          Lighthawk
                                                                                San Francisco, CA
                                              ................................. .....................................
                                              Advisory Board                    The Greening of Industry
                                                                                Worcester, MA
                                              ................................. .....................................
                                              Director (formerly)               Social Investment Forum
                                                                                Boston, MA
                                              ................................. .....................................
                                              Chair (formerly)                  National Advisory Committee for
                                                                                Policy and Technology's
                                                                                Subcommittee, Community Based
                                                                                Environmental Policy
                                                                                Washington, DC
         .................................... ................................. .....................................
         Patrick J. McVeigh                   Executive Vice President          Adviser
                                              ................................. .....................................
                                              Director                          SEED Haiti Community Development
                                                                                Loan Fund
                                                                                99 High Street,
                                                                                Brookline, MA 02445
         .................................... ................................. .....................................
         Shelley Alpern                       Director, Assistant Vice          Adviser
                                              President
                                              ................................. .....................................
                                              Student (formerly)                University of Texas
                                                                                Austin, TX
         .................................... ................................. .....................................
         Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                              Investment Officer
                                              ................................. .....................................
                                              Chairman 1991-1997                Standards and Policy Subcommittee,
                                              Member 1982-1999                  Association for Investment
                                                                                Management and Research
                                                                                Charlottesville, VA 22903
                                              ................................. .....................................
                                              Member (formerly)                 Council of Examiners, Institute of
                                                                                Chartered Financial Analysts
                                                                                Charlottesville, VA 22903
         .................................... ................................. .....................................
         F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                                327 West Main Street
                                                                                Durham, NC 27701-3215
                                              ................................. .....................................
                                              Director (until 6/98)             Durham Community Land Trust
                                                                                1401 Morehead Avenue
                                                                                Durham, NC 27707
         .................................... ................................. .....................................
         Susan Baker Martin                   Vice President                    Adviser
                                              ................................. .....................................
                                              Trustee                           Congregational Church of South
                                                                                Dartmouth
                                                                                Middle Street
                                                                                Dartmouth, MA


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................

         Lisa Leff, CFA                       Vice President                    Adviser
                                              ................................. .....................................
                                              Director and Employee (until      Smith Barney Asset Management
                                              1999)                             388 Greenwich Street
                                                                                New York, NY 10013
                                              ................................. .....................................
                                              Director (until 1999)             Social Investment Forum
                                                                                Washington, DC
                                              ................................. .....................................
                                              Founder and Co-Chair (until       Social Investment Security Analysts
                                              1999)                             Group, New York Society of Security
                                                                                Analysts
                                                                                New York, NY
                                              ................................. .....................................
                                              Director                          Verite
                                                                                Amherst, MA
                                              ................................. .....................................
                                              Director (until 1999)             Maternity Center Association
                                                                                23rd and Park Avenue
                                                                                New York, NY
         .................................... ................................. .....................................
         Stephanie R. Leighton, CFA           Vice President                    Adviser
                                              ................................. .....................................
                                              Treasurer                         Local Enterprise Assistance Fund,
                                                                                Boston, MA
                                              ................................. .....................................
                                              Executive Committee Member        New England Chapter of the Social
                                                                                Investment Forum
                                                                                Boston, MA
         .................................... ................................. .....................................
         Cheryl I. Smith, CFA                 Vice President                    Adviser
                                              ................................. .....................................
                                              Finance Committee (Director,      Resist
                                              formerly)                         259 Elm Street, Suite 201
                                                                                Somerville, MA 02144
                                              ................................. .....................................
                                              Treasurer                         Performing Artists at Lincoln School
                                                                                Kennard Road
                                                                                Brookline, MA 02445
         .................................... ................................. .....................................
         Eric Becker, CFA                     Vice President                    Adviser
                                              ................................. .....................................
                                              Director                          Interlock Media, Inc.
                                                                                Cambridge, MA
         .................................... ................................. .....................................
         Linnie McLean                        Senior Vice President             Adviser
                                              ................................. .....................................
                                              Loan Committee                    Boston Community Loan Fund
                                                                                Boston, MA
         .................................... ................................. .....................................
         Patricia L. Davidson                 Vice President                    Adviser
                                              ................................. .....................................
                                              Member                            Program Committee, The Women's
                                                                                Foundation
                                                                                340 Pine Street
                                                                                San Francisco, CA
         .................................... ................................. .....................................
         Diane M. DeBono                      Senior Vice President             Adviser
         .................................... ................................. .....................................
         James Crawford, JD                   Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor, Associate Dean         University of California,
                                              (retired)                         Berkley, CA
         .................................... ................................. .....................................
         Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor                         New York University
                                                                                Stern School of Business
                                                                                44 W. 4th Street
                                                                                New York, NY
                                              ................................. .....................................
                                              Max McGraw Professorship of       University of Michigan
                                              Sustainable Enterprise and        Ann Arbor, MI 48109
                                              Associated Directorship
         .................................... ................................. .....................................
         Robert Glassman                      Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                63 Franklin Street


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Robert Glassman (cont)                                                 Boston, MA 02110

                                              ................................. .....................................
                                              Chairman Investment Committee     The Boston Foundation
                                                                                Boston, MA
         .................................... ................................. .....................................
         Sally Greenberg, JD                  Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Senior Product Safety Counsel     Consumers Union
                                                                                1666 Connecticut Avenue N.W.
                                                                                Washington, DC 20009
                                              ................................. .....................................
                                              President (past)                  Massachusetts Women's Bar
                                                                                Association
                                                                                Boston, MA
                                              ................................. .....................................
                                              Eastern States Civil Rights       Anti-Defamation League
                                              Counsel                           1 Lincoln Plaza
                                                                                Boston, MA
         .................................... ................................. .....................................
         Charles Grigsby                      Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Senior Vice President             Mass Capital Resource Company
                                                                                420 Boylston Street
                                                                                Boston, MA 02116
                                              ................................. .....................................
                                              Director and Acting Deputy        City of Boston Neighborhood
                                                                                Development Department
                                                                                26 Court Street
                                                                                Boston, MA 02108
                                              ................................. .....................................
                                              Member (formerly)                 Federal Reserve Bank Small
                                                                                Business Advisory Committee
                                              ................................. .....................................
                                              Member (formerly)                 Massachusetts State Board of
                                                                                Education
         .................................... ................................. .....................................
         Milton Moskowitz                     Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Writer                            Mill Valley, CA 94941
         .................................... ................................. .....................................
         Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Economic Consultant               New York, NY
                                              ................................. .....................................
                                              Senior Fellow                     Brookings Institution, Center on
                                                                                Urban and Metropolitan Policy
                                                                                1775 Massachusetts Avenue N.W.,
                                                                                Washington, DC 20036
                                              ................................. .....................................
                                              Chair (formerly)                  Council of Institutional
                                                                                Investors Executive Committee
         .................................... ................................. .....................................
         John Plukas                          Board of Directors Member         Adviser
                                              ................................. .....................................
                                              President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Director                          New England Foundation for the Arts
                                                                                Boston, MA
         .................................... ................................. .....................................
         George Rooks                         Portfolio Manager, Board of       Adviser
                                              Directors Member
                                              ................................. .....................................
                                              President and Owner               Heritage Capital Management
                                                                                31 Milk Street
                                                                                Boston, MA
                                              ................................. .....................................
                                              President and Owner               Heritage Capital Management
                                                                                31 Milk Street
                                                                                Boston, MA
                                              ................................. .....................................
                                              Investment Manager                J.L. Kaplan Associates
                                                                                29 Commonwealth Avenue
                                                                                Boston, MA
                                              ................................. .....................................
                                              President (formerly)              First Capital Corporation of
                                                                                Boston


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         George Rooks (cont)                                                    Boston, MA

                                                                                .....................................
                                              President (formerly)              First Venture Capital Corporation
                                                                                Boston, MA
                                              ................................. .....................................
                                              Portfolio Manager (formerly)      BankBoston
                                                                                Boston, MA
                                              ................................. .....................................
                                              Trustee                           Jewish Federation of the North
                                                                                Shore
                                                                                Boston, MA
         .................................... ................................. .....................................
         Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                              ................................. .....................................
                                              Professor                         Columbia University School of
                                                                                Architecture
                                                                                New York, NY
                                              ................................. .....................................
                                              Director, Vice President          Franklin Insight, Inc.
                                              (Formerly)
                                              ................................. .....................................
                                              Director                          Wainwright Bank & Trust
                                                                                Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
         .................................... ................................. .....................................
         William Torbert, Ph.D.               Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor                         Boston College
                                                                                Chestnut Hill, MA

(h)      Wells Fargo Funds Management, LLC

         The   description   of  Wells  Fargo  Funds   Management,   LLC  (Funds
         Management),  a  wholly-owned  subsidiary  of Wells Fargo  Bank,  N.A., investment  sub-advisor  for the Index  Portfolio,  the series of Wells
         Fargo Core Trust in which Equity Index Fund invests, contained in Parts
         A  and  B  of   Post-Effective   amendment  No.  97  (accession  number
         0001004402-01-500080)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein. To the knowledge of Registrant,  none of the directors or officers of Funds  Management is or has been at any time during the past two fiscal  years  engaged in any other  business, profession, vocation or employment of a substantial nature, except that they also hold various  positions with and engage in business for Wells
         Fargo Bank.

(i)      Wells Capital Management Incorporated

         The description of Wells Capital  Management  Incorporated  ("WCM"),  a
         wholly-owned   subsidiary  of  Wells  Fargo  Bank,   N.A.,   investment
         sub-advisor  for the Index  Portfolio,  the series of Wells  Fargo Core
         Trust in which Equity Index Fund invests, contained in Parts A and B of
         Post-Effective amendment No. 97 (accession number 0001004402-01-500080)
         to the Trust's  Registration  Statement,  is  incorporated by reference herein.  To the knowledge of the  Registrant,  none of the directors or officers  of WCM is or has been at any time  during the past two fiscal
         years,  engaged  in  any  other  business,   profession,   vocation  or
         employment of a substantial nature.

(j)      Shaker Management, Inc.


         The description of Shaker Management, Inc. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective amendment No. 105 (accession number 0001004402-01-500277) to the Trust's Registration Statement, is incorporated by reference herein.


         The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
         Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President and Director            Shaker
                                              ................................. .....................................
                                              President and Director            Shaker Investments, Inc.
                                              ................................. .....................................
                                              Managing Member                   Shaker Investment Management, LLC


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................

         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
                                              ................................. .....................................
                                              Executive Vice President and      Shaker Investments, Inc.
                                              Director
                                              ................................. .....................................
                                              Managing Member                   Shaker Investments Management, LLC
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director
                                              ................................. .....................................
                                              Chairman of the Board and         Shaker Investments, Inc.
                                              Director
                                              ................................. .....................................
                                              Managing Member                   Shaker Investments Management, LLC

(k)      Adams, Harkness & Hill, Inc.

         The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of
         Post-Effective Amendment No. 91 (accession number 0001004402-01-000118) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
         02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                             Business Connection
         .................................... .................................... ..................................
         John W Adams                         Chairman and Chief Executive         AHH
                                              Officer
         .................................... .................................... ..................................
         Steven B. Frankel                    Managing Director                    AHH
         .................................... .................................... ..................................
         Sharon Lewis                         Managing Director                    AHH
         .................................... .................................... ..................................
         Timothy J. McMahon                   Managing Director                    AHH
         .................................... .................................... ..................................
         Theodore L. Stebbins                 Managing Director                    AHH
         .................................... .................................... ..................................
         Greg Benning                         Managing Director                    AHH
         .................................... .................................... ..................................
         Greg Brown                           Managing Director                    AHH
         .................................... .................................... ..................................
         Lawrence F. Calahan, II              Managing Director                    AHH
         .................................... .................................... ..................................
         Cynthia A. Cycon                     Managing Director                    AHH
         .................................... .................................... ..................................
         Francis J. Dailey                    Managing Director                    AHH
         .................................... .................................... ..................................
         Rick Franco                          Managing Director                    AHH
         .................................... .................................... ..................................
         Joseph W. Hammer                     Managing Director                    AHH
         .................................... .................................... ..................................
         James Kedersha                       Managing Director                    AHH
         .................................... .................................... ..................................
         Russell W. Landon                    Managing Director                    AHH
         .................................... .................................... ..................................
         Benjamin A. Marsh                    Managing Director                    AHH
         .................................... .................................... ..................................
         Paul M. Mazzarella                   Managing Director                    AHH
         .................................... .................................... ..................................
         Danny McDonald                       Managing Director                    AHH
         .................................... .................................... ..................................
         James O'Hare                         Managing Director                    AHH
         .................................... .................................... ..................................
         Matthew W. Patsky                    Managing Director                    AHH
         .................................... .................................... ..................................
         Joseph Ranieri                       Managing Director                    AHH
         .................................... .................................... ..................................
         Ronald D. Ree                        Managing Director                    AHH
         .................................... .................................... ..................................
         Jack Robinson                        Managing Director                    AHH
         .................................... .................................... ..................................
         Christopher Sands                    Managing Director                    AHH
         .................................... .................................... ..................................
         Jamie Simms                          Managing Director                    AHH
         .................................... .................................... ..................................
         John Tesoro                          Managing Director                    AHH
         .................................... .................................... ..................................
         Harry E. Wells III                   Managing Director and Clerk          AHH
         .................................... .................................... ..................................
         Carol Werther                        Managing Director                    AHH
         .................................... .................................... ..................................
         Deborah Widener                      Managing Director                    AHH
         .................................... .................................... ..................................
         Sam Wilkins III                      Managing Director                    AHH
         .................................... .................................... ..................................
         Frederick L. Wolf                    Managing Director                    AHH
         .................................... .................................... ..................................
         Allyn C. Woodward Jr.                President and Managing Director      AHH
         .................................... .................................... ..................................


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Stephen Zak                          Managing Director, CFO and           AHH

                                              Treasurer
         .................................... .................................... ..................................
         J. Eric Anderson                     Principal                            AHH
         .................................... .................................... ..................................
         Nancy R. Atcheson                    Principal                            AHH
         .................................... .................................... ..................................
         Barry Bocklett                       Principal                            AHH
         .................................... .................................... ..................................
         Susan Braverman-Lione                Principal                            AHH
         .................................... .................................... ..................................
         Blaine Carroll                       Principal                            AHH
         .................................... .................................... ..................................
         Thomas C. Cochran III                Principal                            AHH
         .................................... .................................... ..................................
         Mike Comerford                       Principal                            AHH
         .................................... .................................... ..................................
         James Corscadden                     Principal                            AHH
         .................................... .................................... ..................................
         Gordon Cromwell                      Principal                            AHH
         .................................... .................................... ..................................
         Vernon Essi                          Principal                            AHH
         .................................... .................................... ..................................
         Rick Faust                           Principal                            AHH
         .................................... .................................... ..................................
         Elizabeth T. Harbison                Principal                            AHH
         .................................... .................................... ..................................
         Robert H. Johnson                    Principal                            AHH
         .................................... .................................... ..................................
         Chris Leger                          Principal                            AHH
         .................................... .................................... ..................................
         Jeff McCloskey                       Principal                            AHH
         .................................... .................................... ..................................
         John F. Murphy                       Principal                            AHH
         .................................... .................................... ..................................
         Bridget O'Brien                      Principal                            AHH
         .................................... .................................... ..................................
         Ben Z. Rose                          Principal                            AHH
         .................................... .................................... ..................................
         Robert Sheppard                      Principal                            AHH
         .................................... .................................... ..................................
         Howard Silfen                        Principal                            AHH
         .................................... .................................... ..................................
         Gordon L. Szerlip                    Principal                            AHH
         .................................... .................................... ..................................
         David Thibodeau                      Principal                            AHH
         .................................... .................................... ..................................
         Charles Trafton                      Principal                            AHH
         .................................... .................................... ..................................
         Mark E. Young                        Principal                            AHH
         .................................... .................................... ..................................
         Alexandra Adams                      Vice President                       AHH
         .................................... .................................... ..................................
         Alexander Arnold                     Vice President                       AHH
         .................................... .................................... ..................................
         Greg Beloff                          Vice President                       AHH
         .................................... .................................... ..................................
         Joe Bruno                            Vice President                       AHH
         .................................... .................................... ..................................
         Jerry Buote                          Vice President                       AHH
         .................................... .................................... ..................................
         Joe Buttarazzi                       Vice President                       AHH
         .................................... .................................... ..................................
         Peter Cahill                         Vice President                       AHH
         .................................... .................................... ..................................
         Sarah Cannon                         Vice President                       AHH
         .................................... .................................... ..................................
         Joe Ciardi                           Vice President                       AHH
         .................................... .................................... ..................................
         Ben Conway                           Vice President                       AHH
         .................................... .................................... ..................................
         Dan Coyne                            Vice President                       AHH
         .................................... .................................... ..................................
         Matthew Epstein                      Vice President                       AHH
         .................................... .................................... ..................................
         Frank Gaul                           Vice President                       AHH
         .................................... .................................... ..................................
         James Jasinski                       Vice President                       AHH
         .................................... .................................... ..................................
         Michael Landry                       Vice President                       AHH
         .................................... .................................... ..................................
         Tim Leland                           Vice President                       AHH
         .................................... .................................... ..................................
         Jeff Liguori                         Vice President                       AHH
         .................................... .................................... ..................................
         Michael Moses                        Vice President                       AHH
         .................................... .................................... ..................................
         Cindy Mulica                         Vice President                       AHH
         .................................... .................................... ..................................
         Sandra Notardonato                   Vice President                       AHH
         .................................... .................................... ..................................
         Channing Page                        Vice President                       AHH
         .................................... .................................... ..................................
         Lynn Pieper                          Vice President                       AHH
         .................................... .................................... ..................................
         Andrew Pojani                        Vice President                       AHH
         .................................... .................................... ..................................
         Ryan Rauch                           Vice President                       AHH
         .................................... .................................... ..................................
         Felicia Reed                         Vice President                       AHH
         .................................... .................................... ..................................
         Laura Richardson                     Vice President                       AHH
         .................................... .................................... ..................................
         Marvin Ritchie                       Vice President                       AHH
         .................................... .................................... ..................................
         Patrick Sherbrooke                   Vice President                       AHH
         .................................... .................................... ..................................
         Jeffrey Sihpol                       Vice President                       AHH
         .................................... .................................... ..................................


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Jonathan Skinner                     Vice President                       AHH
         .................................... .................................... ..................................
         Amalia Spera                         Vice President                       AHH
         .................................... .................................... ..................................
         Jennifer St. Germain                 Vice President                       AHH
         .................................... .................................... ..................................
         Curtis Thom                          Vice President                       AHH
         .................................... .................................... ..................................
         Lisa Thors                           Vice President                       AHH
         .................................... .................................... ..................................
         Katie Tiger                          Vice President                       AHH
         .................................... .................................... ..................................
         Scott Van Winkle                     Vice President                       AHH
         .................................... .................................... ..................................
         Tim Vetrano                          Vice President                       AHH
         .................................... .................................... ..................................
         Kevin Wagner                         Vice President                       AHH
         .................................... .................................... ..................................
         Rebecca Warsofsky                    Vice President                       AHH


(l)      D.F. Dent and Company, Inc.

         The  description  of   D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
         (investment  adviser  for DF Dent  Premier  Growth  Fund)  contained in
         Parts A  and B of  Post-Effective  amendment No. 98  (accession  number
         0001004402-01-500127)   to  the  Trust's  Registration   Statement,  is
         incorporated by reference herein.

         The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
         Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President                            D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(m)      King Investment Advisors, Inc.

         The description of King Investment Advisors,  Inc. ("King") (investment
         adviser  to   Fountainhead   Special   Value   Fund  and   Fountainhead
         Kaleidoscope  Fund)  contained  in  Parts  A  and  B of  Post-Effective amendment  No.  102  (accession  number  0001004402-01-500217)  to  the
         Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
         Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


        Century Capital Management Trust                  ICM Series Trust
        The Cutler Trust                                  Monarch Funds
        Forum Funds                                       NBP TrueCrossing Funds
        Henderson Global Funds                            Sound Shore Fund, Inc.

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

        Name                                      Position with Underwriter            Position with Registrant
        .....................................                                     ...................................
        John Y. Keffer                        Director                            Chairman, President
        ..................................... ................................... ...................................
        Ronald H. Hirsch                      Treasurer                           Treasurer

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on December 31, 2001.


                                        FORUM FUNDS


                                        By:/S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on December 31, 2001.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on December 31, 2001.

                                        CORE TRUST (DELAWARE)


                                        By:    /S/ JOHN Y. KEFFER
                                        ----------------------------------------
                                        John Y. Keffer, President

On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on December 31, 2001.

(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.


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




                                INDEX TO EXHIBITS


(i)(2)    Consent of Seward & Kissel LLP dated December 31, 2001.

(j)       Consent  of  Independent   Auditors  dated  December 31,  2001  (filed
          herewith).



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